AST PGIM FIXED INCOME CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 100.3%
Asset-Backed Securities — 5.9%
Automobiles — 1.7%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A
6.022%	05/17/32	414	$420,362
Series 2024-A, Class D, 144A
6.315%	05/17/32	207	209,978
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-04A, Class A, 144A
4.770%	02/20/29	2,900	2,916,184
Series 2023-04A, Class A, 144A
5.490%	06/20/29	33,500	34,128,936
Series 2023-08A, Class A, 144A
6.020%	02/20/30	9,200	9,539,750
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class A, 144A, 30 Day Average SOFR + 1.100% (Cap N/A, Floor 0.000%)
4.762%(c)	12/26/31	486	487,371
Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.162%(c)	12/26/31	82	82,687
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32	1,090	1,092,361
CarMax Auto Owner Trust,
Series 2024-01, Class B
5.170%	08/15/29	335	339,557
Series 2024-03, Class A3
4.890%	07/16/29	1,270	1,278,535
Series 2024-03, Class A4
4.850%	01/15/30	530	536,659
CarMax Select Receivables Trust,
Series 2024-A, Class A3
5.400%	11/15/28	620	623,765
Series 2024-A, Class B
5.350%	01/15/30	725	734,026
Chase Auto Owner Trust,
Series 2022-AA, Class D, 144A
5.400%	06/25/30	1,300	1,310,605
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30	749	752,813
Series 2024-01, Class A3, 144A
5.160%	09/20/30	1,345	1,363,158
Series 2024-03, Class A3, 144A
4.980%	08/21/28	800	806,604
Series 2024-03, Class A4, 144A
5.060%	03/20/31	545	552,937
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	4,004	3,975,961
Series 2023-01A, Class D
6.690%	06/15/29	366	369,664
Ford Credit Auto Lease Trust,
Series 2024-A, Class A4
5.050%	06/15/27	555	555,728
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A
1.910%	10/17/33	1,522	$1,520,281
Series 2021-02, Class C, 144A
2.110%	05/15/34	4,250	4,186,111
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class A4, 144A
5.070%	02/15/28	690	691,233
Nissan Auto Lease Trust,
Series 2024-A, Class A4
4.970%	09/15/28	735	736,685
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A
3.950%	11/14/28	339	339,060
Series 2025-01A, Class A, 144A
5.360%	04/16/35	19,500	19,934,963
Series 2025-01A, Class B, 144A
5.560%	10/15/35	28,600	29,309,297
Series 2025-01A, Class C, 144A
5.760%	10/15/35	14,900	15,234,109
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33	105	106,654
Santander Drive Auto Receivables Trust,
Series 2022-05, Class C
4.740%	10/16/28	24	23,639
Series 2022-06, Class C
4.960%	11/15/28	141	141,234
Series 2023-06, Class C
6.400%	03/17/31	1,800	1,849,319
Series 2024-02, Class D
6.280%	08/15/31	4,000	4,113,133
Series 2025-01, Class D
5.430%	03/17/31	18,500	18,698,279
SBNA Auto Lease Trust,
Series 2024-A, Class A4, 144A
5.240%	01/22/29	642	642,553
Securitized Term Auto Receivables Trust (Canada),
Series 2025-A, Class B, 144A
5.038%	07/25/31	4,370	4,399,770
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class A4, 144A
4.940%	01/21/31	600	605,744
Series 2024-01A, Class C, 144A
5.510%	01/20/32	305	309,979
Series 2024-02A, Class A3, 144A
5.330%	11/20/29	1,302	1,313,404
Series 2024-02A, Class B, 144A
5.410%	08/20/30	365	371,601
World Omni Auto Receivables Trust,
Series 2023-A, Class B
5.030%	05/15/29	2,010	2,022,153
			168,626,842
A1

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations — 0.1%
Crown Point CLO Ltd. (Cayman Islands),
Series 2018-07A, Class AR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
4.898%(c)	10/20/31	72	$71,579
KKR CLO Ltd. (Cayman Islands),
Series 40A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
4.968%(c)	10/20/34	1,705	1,705,105
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.168%(c)	04/20/37	4,535	4,535,869
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
4.883%(c)	11/13/31	1,271	1,270,854
Signal Peak CLO Ltd.,
Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.218%(c)	04/25/37	510	510,131
Symphony CLO Ltd. (Cayman Islands),
Series 2015-16A, Class ARR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
4.872%(c)	10/15/31	844	844,548
			8,938,086
Consumer Loans — 0.8%
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A
5.550%	06/25/59	1,100	1,118,770
Series 2024-01, Class A4, 144A
5.670%	06/25/59	1,345	1,364,075
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31	112	110,189
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	4,534	4,439,451
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	5,611	5,534,339
Series 2021-01A, Class A1, 144A
1.550%	06/16/36	7,200	7,036,081
Series 2022-02A, Class D, 144A
6.550%	10/14/34	1,830	1,838,513
Series 2023-01A, Class D, 144A
7.490%	06/14/38	2,600	2,726,598
Series 2023-02A, Class B, 144A
6.170%	09/15/36	16,700	17,068,708
Series 2023-02A, Class C, 144A
6.740%	09/15/36	4,000	4,107,336
Series 2023-02A, Class D, 144A
7.520%	09/15/36	5,705	5,883,645
Series 2024-01A, Class A, 144A
5.790%	05/14/41	14,600	15,283,314
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Sotheby’s Artfi Master Trust,
Series 2026-01A, Class A1, 144A
4.800%	06/20/33	11,200	$11,182,572
			77,693,591
Credit Cards — 0.0%
Evergreen Credit Card Trust (Canada),
Series 2025-CRT05, Class C, 144A
5.530%	05/15/29	4,000	4,021,760
Equipment — 0.3%
Auxilior Term Funding LLC,
Series 2023-01A, Class C, 144A
6.500%	11/15/30	1,000	1,022,166
Series 2024-01A, Class A3, 144A
5.490%	07/15/31	676	684,494
DLLST LLC,
Series 2024-01A, Class A3, 144A
5.050%	08/20/27	434	435,262
Kubota Credit Owner Trust,
Series 2023-01A, Class A4, 144A
5.070%	02/15/29	715	719,165
Series 2024-02A, Class A3, 144A
5.260%	11/15/28	1,350	1,365,410
Series 2024-02A, Class A4, 144A
5.190%	05/15/30	710	723,215
MetroNet Infrastructure Issuer LLC,
Series 2025-04A, Class A2, 144A
5.163%	12/20/55	12,500	12,442,041
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	4,209	4,194,560
Series 2020-A, Class A4, 144A
1.400%	08/09/30	1,580	1,540,088
VB-S1 Issuer LLC,
Series 2026-01A, Class C2, 144A
4.693%	03/15/56	6,500	6,386,542
			29,512,943
Home Equity Loans — 1.6%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.433%(c)	05/25/34	353	336,287
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.293%(c)	03/25/43	186	187,269
BRAVO Residential Funding Trust,
Series 2025-CES01, Class A1A, 144A
5.703%(cc)	02/25/55	998	1,003,565
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%(cc)	01/26/60	15,765	15,809,423
Series 2025-CES01, Class A1A, 144A
5.726%(cc)	01/25/60	10,555	10,607,112

A2

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
4.273%(c)	01/25/34	414	$410,488
FIGRE Trust,
Series 2026-HE01, Class A, 144A
4.982%(cc)	01/25/56	4,810	4,770,890
GS Mortgage Backed Securities Trust,
Series 2025-CES01, Class A1A, 144A
5.568%(cc)	05/25/55	10,498	10,525,731
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	407	136,583
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
5.373%(c)	03/20/54	4,098	4,105,602
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.273%(c)	05/20/54	504	504,384
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
4.873%(c)	10/20/54	1,005	1,004,843
Series 2025-CES02, Class A1, 144A
5.592%(cc)	06/25/55	9,110	9,140,798
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
4.693%(c)	04/25/34	184	187,337
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.433%(c)	08/25/33	244	257,359
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	1,766	1,773,482
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	5,268	5,318,337
Series 2025-CES01, Class A1A, 144A
5.653%(cc)	01/25/45	9,426	9,471,821
Series 2025-CES02, Class A1A, 144A
5.503%(cc)	02/25/55	12,114	12,160,553
Santander Mortgage Asset Receivable Trust,
Series 2025-CES01, Class A1A, 144A
5.036%(cc)	09/25/55	9,434	9,390,875
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	9,428	9,483,670
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	1,441	1,443,455
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	2,062	2,070,242
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	4,161	4,194,409
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	13,016	12,990,492
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2024-CES06, Class A1, 144A
5.725%(cc)	11/25/64	7,671	$7,698,726
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55	9,527	9,569,459
Series 2025-CRM01, Class A1, 144A
5.799%(cc)	01/25/65	11,312	11,386,403
			155,939,595
Other — 1.1%
GoodLeap Home Improvement Solutions Trust,
Series 2025-01A, Class A, 144A
5.380%	02/20/49	18,876	18,935,368
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A
6.480%	03/20/57	4,908	4,749,488
Series 2024-01GS, Class A, 144A
6.250%	06/20/57	8,311	8,009,060
Invitation Homes Trust,
Series 2024-SFR01, Class B, 144A
4.000%	09/17/41	8,500	8,202,249
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
6.429%(c)	12/25/27	24,400	24,444,396
Progress Residential Trust,
Series 2021-SFR08, Class B, 144A
1.681%	10/17/38	580	570,835
Series 2024-SFR05, Class A, 144A
3.000%	08/09/29	2,675	2,525,796
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A
6.250%	07/30/59	17,002	16,961,912
Tricon Residential Trust,
Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
4.773%(c)	03/17/42	20,848	20,809,136
			105,208,240
Residential Mortgage-Backed Securities — 0.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.393%(c)	02/25/34	85	86,513
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.872%(c)	10/25/34	206	199,361
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
4.843%(c)	11/25/34	1	2,161
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35	3	2,848

A3

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.034%(c)	11/25/60	EUR	494	$571,961
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
6.268%(c)	06/25/34		44	43,887
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
4.698%(c)	01/25/35		176	173,702
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.733%(c)	09/25/34		644	686,263
TFS (Spain),
Series 2018-03
0.000%	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1
0.000%	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.199%(c)	03/15/27^	EUR	3,449	2,989,963
				4,756,661
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33		28	26,860
Student Loans — 0.2%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
5.112%(c)	06/25/47		3,943	3,966,072
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		1,900	1,743,782
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		1,296	1,231,257
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		167	159,896
Series 2020-GA, Class A, 144A
1.170%	09/16/69		255	238,945
SMB Private Education Loan Trust,
Series 2018-A, Class A2A, 144A
3.500%	02/15/36		316	314,476
Series 2018-C, Class A2A, 144A
3.630%	11/15/35		285	283,847
Series 2020-A, Class A2A, 144A
2.230%	09/15/37		315	306,044
Series 2020-B, Class A1A, 144A
1.290%	07/15/53		430	411,268
Series 2021-A, Class APT1, 144A
1.070%	01/15/53		289	265,484
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2021-B, Class A, 144A
1.310%	07/17/51	1,481	$1,400,982
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	1,659	1,614,809
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	3,128	3,022,415
			14,959,277

Total Asset-Backed Securities (cost $564,064,905)			569,683,855
Commercial Mortgage-Backed Securities — 12.9%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A5, 144A
2.513%	06/15/54	3,000	2,691,132
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.194%(cc)	05/15/49	926	916,164
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	13,328	13,206,946
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,753	1,734,010
Series 2017-BNK08, Class A3
3.229%	11/15/50	5,466	5,365,074
Series 2018-BN13, Class A4
3.953%	08/15/61	9,098	8,989,410
Series 2019-BN20, Class A2
2.758%	09/15/62	9,428	8,892,331
Series 2021-BN33, Class A4
2.270%	05/15/64	3,500	3,165,118
Series 2021-BN34, Class A5
2.438%	06/15/63	2,109	1,856,353
Series 2021-BN36, Class A4
2.218%	09/15/64	28,300	24,984,270
Series 2022-BNK43, Class ASB
4.502%(cc)	08/15/55	3,700	3,680,658
BANK5,
Series 2023-05YR03, Class A3
6.724%(cc)	09/15/56	10,000	10,454,671
Series 2026-05YR21, Class A3
5.525%	04/15/59	20,900	21,531,705
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,155,088
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	501,414
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	419,991
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,610	1,562,211
Series 2018-CHRS, Class D, 144A
4.267%(cc)	08/05/38	550	495,858

A4

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
4.592%(c)	03/15/37	2,300	$2,179,334
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.160%)
5.947%(c)	11/15/34	190	2,385
Series 2019-C03, Class A3
3.319%	05/15/52	5,347	5,169,285
Series 2019-C04, Class A4
2.661%	08/15/52	8,770	8,372,750
Series 2019-C05, Class A3
2.805%	11/15/52	932	885,275
Series 2020-C06, Class A3
2.390%	02/15/53	4,400	4,043,274
Series 2021-C11, Class A4
2.043%	09/15/54	20,000	17,814,466
Series 2022-C17, Class XB, IO
0.484%(cc)	09/15/55	55,770	1,932,804
Series 2023-05C23, Class A3
6.675%(cc)	12/15/56	30,000	31,389,912
Series 2023-C20, Class A2
6.383%(cc)	07/15/56	24,425	25,047,052
Benchmark Mortgage Trust,
Series 2018-B01, Class A4
3.402%	01/15/51	2,690	2,656,727
Series 2018-B03, Class A4
3.761%	04/10/51	7,598	7,485,562
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	1,395	1,340,403
Series 2019-B10, Class A3
3.455%	03/15/62	2,267	2,206,130
Series 2019-B12, Class A4
2.859%	08/15/52	2,495	2,376,663
Series 2019-B13, Class A3
2.701%	08/15/57	11,205	10,546,139
Series 2019-B14, Class A3
3.090%	12/15/62	950	919,727
Series 2019-B14, Class A4
2.795%	12/15/62	1,600	1,509,631
Series 2020-B20, Class A4
1.746%	10/15/53	17,500	15,880,186
Series 2020-B22, Class A4
1.685%	01/15/54	4,300	3,841,958
Series 2020-IG01, Class A3
2.687%	09/15/43	7,400	6,455,603
Series 2023-B38, Class A2
5.626%	04/15/56	10,000	10,109,434
Series 2023-B38, Class A3
5.793%	04/15/56	15,000	15,532,654
Series 2023-B40, Class A2
6.930%	12/15/56	26,131	27,224,184
Series 2024-V06, Class XB, IO
0.735%(cc)	03/15/57	216,836	4,386,375
Series 2024-V08, Class A3
6.189%(cc)	07/15/57	34,500	35,875,108
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BFLD Mortgage Trust,
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)
5.165%(c)	07/15/39	8,158	$8,157,574
BLP Commercial Mortgage Trust,
Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
4.873%(c)	03/15/42	14,298	14,244,482
BMO Mortgage Trust,
Series 2022-C03, Class A5
5.313%	09/15/54	2,600	2,643,305
Series 2023-05C1, Class A3
6.534%(cc)	08/15/56	25,800	26,695,319
Series 2023-C06, Class A2
6.642%(cc)	09/15/56	32,083	33,336,289
Series 2023-C07, Class A2
6.770%	12/15/56	19,684	20,351,336
Series 2024-05C6, Class A3
5.316%	09/15/57	6,905	7,027,103
Series 2025-5C13, Class A3
5.227%	12/15/58	23,700	24,111,904
BPR Trust,
Series 2023-BRK02, Class A, 144A
6.899%(cc)	10/05/38	16,700	17,084,027
Series 2023-BRK02, Class XCP, IO, 144A
0.355%(cc)	12/05/27	665,000	3,714,357
BX Commercial Mortgage Trust,
Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)
6.607%(c)	12/15/38	13,843	13,829,724
Series 2025-BCAT, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)
6.323%(c)	08/15/42	12,985	13,009,141
Series 2025-SPOT, Class C, 144A, 1 Month SOFR + 2.043% (Cap N/A, Floor 2.043%)
5.715%(c)	04/15/40	9,434	9,442,455
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41	8,088	7,636,144
Series 2022-LBA06, Class C, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.273%(c)	01/15/39	4,260	4,257,337
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
6.373%(c)	01/15/39	6,900	6,895,687
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
6.373%(c)	01/15/39	7,534	7,523,611
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)
4.816%(c)	03/15/30	29,280	29,134,067
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52	3,600	3,534,796
Series 2019-CF02, Class A4
2.624%	11/15/52	15,931	15,011,331

A5

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-CF02, Class A5
2.874%	11/15/52	347	$326,743
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	10,036	9,946,471
Series 2017-CD05, Class A3
3.171%	08/15/50	9,263	9,113,174
Series 2018-CD07, Class A3
4.013%	08/15/51	2,759	2,731,328
Series 2019-CD08, Class A3
2.657%	08/15/57	16,449	15,504,756
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	16,182	16,140,783
Series 2016-C07, Class A2
3.585%	12/10/54	10,126	10,054,490
Series 2017-C08, Class A3
3.305%	06/15/50	15,317	15,162,676
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	4,282	4,218,536
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4
3.762%	06/10/48	848	831,530
Series 2017-C04, Class A3
3.209%	10/12/50	25,905	25,533,742
Series 2018-C06, Class A4
4.412%	11/10/51	4,920	4,885,159
Series 2019-GC41, Class A4
2.620%	08/10/56	6,000	5,623,981
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	16,889	16,819,385
Series 2017-COR02, Class A2
3.239%	09/10/50	3,191	3,162,606
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	29,177	26,715,681
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50	5,264	5,206,573
Series 2018-CX12, Class A3
3.959%	08/15/51	4,845	4,797,523
Series 2019-C15, Class A3
3.779%	03/15/52	5,968	5,881,830
Series 2019-C17, Class A4
2.763%	09/15/52	1,371	1,298,582
DBJPM,
Series 2017-C06, Class A4
3.071%	06/10/50	1,938	1,912,769
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	12,045	12,020,185
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	7,200	6,458,342
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K058, Class X1, IO
0.892%(cc)	08/25/26	179,182	$197,709
Series K066, Class A2
3.117%	06/25/27	792	783,581
Series K068, Class A1
2.952%	02/25/27	25	24,556
Series K101, Class X1, IO
0.826%(cc)	10/25/29	366	9,248
Series K115, Class X1, IO
1.310%(cc)	06/25/30	50,905	2,375,906
Series K121, Class X1, IO
1.012%(cc)	10/25/30	235	8,672
Series K122, Class X1, IO
0.865%(cc)	11/25/30	14,950	497,436
Series K131, Class X1, IO
0.725%(cc)	07/25/31	161,552	5,328,229
Series K513, Class X1, IO
0.690%(cc)	12/25/28	116,795	1,987,005
Series K736, Class X1, IO
1.257%(cc)	07/25/26	666	906
Series K741, Class X1, IO
0.538%(cc)	12/25/27	1,867	14,970
Series KG03, Class X1, IO
1.361%(cc)	06/25/30	30,307	1,391,974
Series Q001, Class XA, IO
2.059%(cc)	02/25/32	7,096	391,610
FREMF Mortgage Trust,
Series 2017-K68, Class X2A, IO, 144A
0.100%	10/25/49	965,162	953,194
Series 2019-K92, Class B, 144A
4.197%(cc)	05/25/52	1,265	1,245,846
GS Mortgage Securities Trust,
Series 2016-GS03, Class A3
2.592%	10/10/49	5,598	5,575,193
Series 2017-GS06, Class A2
3.164%	05/10/50	17,184	16,985,543
Series 2017-GS06, Class A3
3.433%	05/10/50	250	247,024
Series 2018-GS10, Class A4
3.890%	07/10/51	16,926	16,699,999
Series 2020-GC45, Class A4
2.658%	02/13/53	6,890	6,460,772
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	10,994,521
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A4
3.224%	07/15/50	6,220	6,145,525
Series 2017-JP07, Class A4
3.195%	09/15/50	2,978	2,934,879
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	1,017	1,007,970
Series 2020-COR07, Class A5
2.180%	05/13/53	5,000	4,274,463

A6

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class XB, IO
1.056%(cc)	08/15/49	14,440	$399
Series 2016-JP03, Class A4
2.627%	08/15/49	2,848	2,832,613
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	41,426	39,509,219
Series 2018-WPT, Class XAFX, IO, 144A
1.116%(cc)	07/05/33	1,000	21,913
KRE Commercial Mortgage Trust,
Series 2025-AIP04, Class B, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.273%(c)	03/15/42	10,914	10,858,932
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)
6.388%(c)	04/15/38	9,760	9,753,900
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)
6.283%(c)	01/15/39	4,720	4,717,050
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C34, Class A3
3.276%	11/15/52	6,000	5,920,525
Series 2025-05C1, Class A3
5.635%	03/15/58	18,190	18,770,314
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,435	2,416,315
Series 2016-UB12, Class A3
3.337%	12/15/49	1,229	1,220,776
Series 2017-H01, Class A4
3.259%	06/15/50	25,000	24,697,502
Series 2017-H01, Class XB, IO
0.651%(cc)	06/15/50	175,741	939,283
Series 2017-HR02, Class A3
3.330%	12/15/50	7,300	7,172,177
Series 2019-H07, Class A3
3.005%	07/15/52	5,144	4,905,200
Series 2019-H07, Class A4
3.261%	07/15/52	161	154,479
Series 2021-L05, Class A3
2.438%	05/15/54	3,945	3,582,262
Series 2021-L06, Class A3
2.196%(cc)	06/15/54	3,000	2,707,932
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)
5.066%(c)	10/15/40	10,000	9,990,630
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)
6.114%(c)	02/15/42	6,300	6,292,125
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	3,800	3,510,975
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
RFR Trust,
Series 2025-SGRM, Class A, 144A
5.379%(cc)	03/11/41	22,450	$22,714,800
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	230	229,193
SLG Commercial Mortgage Trust,
Series 2026-PAT, Class A, 144A
4.451%(cc)	02/15/39	19,985	19,820,827
SLG Office Trust,
Series 2026-OMA, Class C, 144A
5.452%(cc)	04/15/41	13,550	13,599,695
Series 2026-OMA, Class D, 144A
5.793%(cc)	04/15/41	10,100	10,096,840
UBS Commercial Mortgage Trust,
Series 2017-C01, Class XB, IO
0.893%(cc)	06/15/50	13,000	104,649
Series 2017-C07, Class A4
3.679%	12/15/50	255	251,636
Series 2018-C08, Class A3
3.720%	02/15/51	8,002	7,880,768
Series 2018-C08, Class A4
3.983%	02/15/51	463	455,422
Series 2018-C12, Class A4
4.030%	08/15/51	7,918	7,824,613
Series 2019-C16, Class A3
3.344%	04/15/52	8,947	8,755,014
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	2,374	2,361,557
Series 2016-C35, Class A3
2.674%	07/15/48	1,575	1,571,977
Series 2016-C36, Class A3
2.807%	11/15/59	6,110	6,073,797
Series 2016-LC24, Class A3
2.684%	10/15/49	1,021	1,017,020
Series 2016-LC25, Class A4
3.640%	12/15/59	401	399,035
Series 2017-C38, Class A4
3.190%	07/15/50	5,490	5,423,260
Series 2017-C40, Class A3
3.317%	10/15/50	1,330	1,315,178
Series 2017-C41, Class A3
3.210%	11/15/50	10,244	10,078,756
Series 2017-C42, Class A4
3.589%	12/15/50	510	501,270
Series 2017-RB01, Class A4
3.374%	03/15/50	3,277	3,247,797
Series 2019-C52, Class A4
2.643%	08/15/52	12,426	11,794,353
Series 2021-C59, Class A5
2.626%	04/15/54	1,296	1,166,804
Series 2021-C60, Class A3
2.061%	08/15/54	3,000	2,698,630
Series 2021-C61, Class A4
2.658%	11/15/54	2,075	1,852,574

A7

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-FCMT, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)
4.987%(c)	05/15/31	695	$694,698
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)
8.287%(c)	05/15/31	8,900	8,900,511
Series 2024-01CHI, Class A, 144A
4.954%(cc)	07/15/35	15,600	15,666,479
Series 2025-B33RP, Class C, 144A, 1 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
5.673%(c)	08/15/42	9,500	9,494,057

Total Commercial Mortgage-Backed Securities (cost $1,216,686,002)			1,251,274,721
Corporate Bonds — 37.9%
Aerospace & Defense — 0.4%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,230	1,962,268
5.300%	03/26/34	1,210	1,236,603
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	2,560	2,523,457
3.250%	02/01/28	513	502,734
3.250%	02/01/35	6,220	5,326,232
3.375%	06/15/46	1,200	826,458
3.600%	05/01/34	1,500	1,341,080
3.625%	02/01/31	4,518	4,294,517
3.625%	03/01/48	913	634,970
3.850%	11/01/48	685	492,828
3.900%	05/01/49	4,225	3,085,448
3.950%	08/01/59	3,995	2,747,319
5.040%	05/01/27	1,600	1,608,460
5.705%	05/01/40	6,032	6,042,306
5.930%	05/01/60	2,132	2,052,407
6.388%	05/01/31	70	74,695
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A
4.600%	03/16/33	4,387	4,334,264
4.950%	03/16/36	3,635	3,606,326
			42,692,372
Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
6.200%	11/01/28(a)	23,190	24,189,746
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	9,766	9,369,656
4.390%	08/15/37	4,060	3,692,025
4.540%	08/15/47	478	386,684
4.742%	03/16/32	344	342,019
4.906%	04/02/30	260	262,604
6.343%	08/02/30	3,267	3,482,754
7.079%	08/02/43	1,000	1,097,554
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28(a)	1,683	$1,682,875
5.931%	02/02/29(a)	5,953	6,177,960
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.125%	03/02/28	1,200	1,175,801
5.125%	02/15/30(a)	5,041	5,145,917
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	885	909,170
7.000%	08/04/41	415	446,702
7.250%	06/15/37	1,620	1,844,516
			60,205,983
Airlines — 0.4%
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	271	267,559
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	18,251	18,216,655
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	15,365	15,417,944
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29(a)	995	974,991
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	802	781,324
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	672	647,702
			36,306,175
Auto Manufacturers — 0.9%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	4,015	3,030,377
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	6,555	6,107,098
5.850%	05/17/27	240	241,762
5.875%	11/07/29	17,720	17,930,162
6.798%	11/07/28	675	699,348
6.800%	05/12/28	620	638,713
7.122%	11/07/33	3,125	3,283,094
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	650	622,518
5.150%	04/01/38	1,875	1,756,302
5.350%	04/15/28	13,095	13,283,966
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	10/15/28	7,580	7,184,107

A8

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
3.600%	06/21/30	3,200	$3,043,911
4.900%	10/06/29(a)	1,480	1,487,099
5.550%	07/15/29	1,490	1,525,147
5.800%	06/23/28(a)	9,225	9,449,530
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29	1,190	1,184,233
5.350%	03/19/29	655	667,138
5.400%	01/08/31	390	398,051
6.500%	01/16/29	11,855	12,387,117
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	135	128,620
5.000%	04/07/31	2,940	2,940,941
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.750%	11/13/28	1,555	1,554,127
4.950%	08/15/29	625	625,675
			90,169,036
Auto Parts & Equipment — 0.0%
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33	670	679,747
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	1,130	1,131,409
			1,811,156
Banks — 13.8%
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	06/15/26(oo)	735	735,000
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Non-Preferred Notes
6.033%(ff)	03/13/35	2,800	2,896,971
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/11/29	440	434,161
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30(a)	7,200	7,357,161
Sub. Notes
3.225%(ff)	11/22/32(a)	10,400	9,315,221
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	37,550	33,131,428
2.572%(ff)	10/20/32	200	178,043
2.687%(ff)	04/22/32	1,595	1,446,796
5.288%(ff)	04/25/34	10,195	10,315,227
5.819%(ff)	09/15/29(a)	3,058	3,154,425
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	19,685	17,542,616
2.496%(ff)	02/13/31	48,784	45,092,658
2.676%(ff)	06/19/41	23,677	16,966,854
3.194%(ff)	07/23/30	2,435	2,336,106
4.078%(ff)	04/23/40	2,650	2,302,789
4.271%(ff)	07/23/29	1,152	1,147,239
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.015%(ff)	07/22/33	3,695	$3,718,223
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40,795	36,990,310
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27	940	925,576
2.667%(ff)	03/10/32	10,210	9,143,069
4.476%(ff)	11/11/29	5,495	5,451,446
4.837%(ff)	09/10/28	2,055	2,061,562
Sub. Notes
4.836%	05/09/28	1,090	1,088,649
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.675%(ff)	06/30/27	1,840	1,826,385
1.904%(ff)	09/30/28	5,100	4,895,325
2.159%(ff)	09/15/29	16,350	15,382,037
2.871%(ff)	04/19/32	1,565	1,420,708
3.132%(ff)	01/20/33	3,610	3,249,401
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29	1,605	1,627,227
Sub. Notes, 144A
5.906%(ff)	11/19/35(a)	4,960	5,020,632
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
2.045%(ff)	10/19/27	1,170	1,153,661
5.876%(ff)	01/14/31	15,865	16,318,945
6.293%(ff)	01/14/36	4,040	4,227,987
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27	285	280,529
Sub. Notes, 144A, MTN
4.875%	04/01/26	365	365,000
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.684%(ff)	09/13/27	16,830	16,984,567
6.840%(ff)	09/13/34	2,455	2,664,856
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	4,600	4,566,834
5.875%	04/30/29	4,600	4,800,968
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	13,975	12,505,794
2.572%(ff)	06/03/31	25,355	23,251,557
2.666%(ff)	01/29/31	34,015	31,548,321
2.976%(ff)	11/05/30	6,450	6,089,155
3.057%(ff)	01/25/33	4,240	3,828,184
3.668%(ff)	07/24/28	675	667,982
3.785%(ff)	03/17/33	2,210	2,072,400
3.980%(ff)	03/20/30	8,505	8,369,562
Sub. Notes
4.450%	09/29/27	590	589,890
5.827%(ff)	02/13/35	2,335	2,364,591
6.020%(ff)	01/24/36	40,565	41,454,118
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29	26,060	26,350,246

A9

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.261%(ff)	01/12/37	9,550	$9,357,762
Sr. Non-Preferred Notes, 144A, MTN
5.222%(ff)	05/27/31	1,075	1,085,628
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30	1,645	1,636,076
5.705%(ff)	03/01/30	1,370	1,405,707
Sr. Non-Preferred Notes, 144A, MTN
5.019%(ff)	03/04/31	695	698,418
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	2,246	2,213,647
4.950%(ff)	08/04/31	12,755	12,710,613
5.373%(ff)	01/10/29(a)	6,645	6,715,177
Sr. Non-Preferred Notes, SOFR + 1.219%
4.879%(c)	11/16/27	2,560	2,562,042
Sub. Notes
3.729%(ff)	01/14/32	965	893,247
3.742%(ff)	01/07/33	10,520	9,526,812
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32	11,456	10,060,550
2.383%(ff)	07/21/32	50,770	44,793,709
2.600%	02/07/30	2,695	2,506,862
2.615%(ff)	04/22/32	5,603	5,033,711
2.650%(ff)	10/21/32	3,260	2,893,216
3.615%(ff)	03/15/28	2,295	2,276,060
3.691%(ff)	06/05/28	3,110	3,081,544
3.814%(ff)	04/23/29	77,785	76,712,650
4.017%(ff)	10/31/38	7,432	6,483,572
4.223%(ff)	05/01/29	13,345	13,266,706
4.369%(ff)	10/21/31	630	617,658
4.692%(ff)	10/23/30	1,905	1,906,467
4.939%(ff)	10/21/36	3,320	3,214,559
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	26,409	27,381,858
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.437%(c)	07/01/26(oo)	565	565,246
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	62,094	54,715,760
2.069%(ff)	06/01/29	8,300	7,896,310
2.522%(ff)	04/22/31	5,865	5,418,810
2.545%(ff)	11/08/32	1,806	1,606,280
2.580%(ff)	04/22/32	9,460	8,554,528
2.739%(ff)	10/15/30	3,484	3,281,604
2.963%(ff)	01/25/33	450	408,019
3.509%(ff)	01/23/29	87	85,595
4.005%(ff)	04/23/29	4,554	4,515,342
4.203%(ff)	07/23/29	5,510	5,477,455
4.603%(ff)	10/22/30	1,900	1,903,690
5.502%(ff)	01/24/36	2,400	2,456,044
5.581%(ff)	04/22/30	290	298,857
5.766%(ff)	04/22/35	1,730	1,801,170
6.087%(ff)	10/23/29	63,240	65,720,482
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
5.576%(ff)	07/23/36	2,420	$2,452,318
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30	266	239,635
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.153%(ff)	07/16/30	19,910	19,020,166
5.778%(ff)	07/06/29	10,110	10,379,849
Morgan Stanley,
Sr. Unsec’d. Notes
4.238%(ff)	01/09/30	2,110	2,088,055
5.123%(ff)	02/01/29	2,990	3,023,486
5.587%(ff)	01/18/36	190	193,801
6.407%(ff)	11/01/29	25,020	26,101,634
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	6,490	5,682,860
2.699%(ff)	01/22/31	78,795	73,187,262
3.772%(ff)	01/24/29	1,220	1,204,438
4.431%(ff)	01/23/30(a)	7,195	7,157,326
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32(a)	19,265	16,690,043
1.928%(ff)	04/28/32	21,740	18,842,687
2.511%(ff)	10/20/32	2,950	2,605,197
2.943%(ff)	01/21/33	6,530	5,869,150
5.250%(ff)	04/21/34	12,880	12,922,394
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.213%(ff)	02/08/30	7,285	7,209,266
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.875%(ff)	10/20/34(a)	1,890	2,085,626
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
6.342%(ff)	05/31/35(a)	3,000	3,137,550
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28(a)	9,080	8,949,157
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32	1,245	1,115,346
3.337%(ff)	01/21/33	6,695	6,037,721
5.519%(ff)	01/19/28	1,503	1,512,780
Sr. Non-Preferred Notes, 144A, MTN
5.500%(ff)	04/13/29	52,570	53,283,233
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30	524	471,033
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29(a)	9,640	10,241,905
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(a)(oo)	8,620	8,429,827
Sr. Unsec’d. Notes
5.384%(ff)	01/23/30(a)	770	787,839
5.678%(ff)	01/23/35	305	314,933

A10

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
4.375%(ff)	02/10/31(oo)	477	$418,567
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33(a)	990	872,986
3.091%(ff)	05/14/32	2,705	2,479,064
3.126%(ff)	08/13/30	2,615	2,485,607
4.751%(ff)	05/12/28	1,310	1,313,574
6.246%(ff)	09/22/29	205	212,804
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	425	389,214
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	9,935	10,077,502
6.491%(ff)	10/23/34	29,940	32,377,020
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	18,050	17,618,059
2.572%(ff)	02/11/31	55,518	51,370,568
3.350%(ff)	03/02/33	4,005	3,674,429
4.611%(ff)	04/25/53	2,040	1,691,952
5.557%(ff)	07/25/34	29,185	29,886,478
			1,337,452,176
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	2,830	2,757,690
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala),
Gtd. Notes, 144A
5.250%	04/27/29	280	273,196
			3,030,886
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.600%	03/02/43	4,545	4,485,242
Building Materials — 0.2%
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	13,950	14,189,220
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	795	780,950
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	235	225,466
			15,195,636
Chemicals — 0.5%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	4,589	2,184,364
4.500%	01/31/30	2,430	1,126,912
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
8.500%	01/12/31		11,252	$5,400,960
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		8,925	8,871,465
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38		1,266	1,245,388
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	05/13/30		9,592	8,971,715
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		1,379	1,254,890
5.125%	06/23/51		419	325,718
6.750%	05/02/34		6,856	7,139,701
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		1,783	1,772,534
6.500%	09/27/28		1,030	1,039,342
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
5.500%	09/10/34		1,780	1,762,645
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		5,020	4,672,516
4.750%	06/01/28		830	830,291
				46,598,441
Commercial Services — 0.7%
Brown University,
Bonds, Series A
2.924%	09/01/50		10,165	6,597,127
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		165	103,023
4.700%	11/01/2111		220	176,123
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	4,377	5,021,262
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		1,558	1,390,905
Duke University,
Unsec’d. Notes, Series 2020
2.757%	10/01/50		4,250	2,693,969
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	06/01/28		12,055	12,208,803
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.900%	05/01/33		1,750	1,753,438
7.000%	10/15/37		2,200	2,508,498
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		188	164,096

A11

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	266	$243,158
2.900%	11/15/31	78	68,372
Johns Hopkins University (The),
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60(a)	830	481,184
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	1,310	1,014,422
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116(a)	4,103	2,797,209
3.959%	07/01/38	75	68,731
4.678%	07/01/2114	804	657,546
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	3,325	2,059,792
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	1,210	728,206
3.150%	07/15/46	1,030	741,197
3.300%	07/15/56	120	81,687
3.619%	10/01/37	35	30,943
Trustees of Princeton University (The),
Unsec’d. Notes, Series 2020
2.516%	07/01/50	25,000	15,329,873
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119	100	62,733
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45	80	62,747
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120	80	44,827
Unsec’d. Notes, Series 2017
3.841%	10/01/47	970	762,921
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122	1,620	1,210,437
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30(a)	590	533,340
2.402%	04/15/50	6,500	3,859,553
			63,456,122
Computers — 0.1%
Booz Allen Hamilton, Inc.,
Gtd. Notes
5.950%	08/04/33(a)	905	923,617
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	2,425	2,156,377
4.375%	05/15/30	9,500	9,352,221
			12,432,215
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32	250	$235,471
Diversified Financial Services — 0.5%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	700	691,436
BOC Aviation Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27(a)	200	197,602
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	03/09/27	405	402,606
5.468%(ff)	02/01/29(a)	4,145	4,207,520
5.700%(ff)	02/01/30	398	408,221
6.051%(ff)	02/01/35	1,095	1,132,338
7.624%(ff)	10/30/31	14,995	16,561,809
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series K
5.000%(ff)	06/01/27(oo)	372	369,094
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32	205	172,716
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31	5,035	4,381,697
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,670	1,486,528
2.710%	01/22/29(a)	7,920	7,517,734
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.850%	04/15/34	6,800	7,026,203
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.950%	04/23/30(a)	1,900	1,841,347
6.150%	12/06/28	200	207,068
Sr. Unsec’d. Notes, EMTN
3.950%	04/23/30	250	242,282
Sr. Unsec’d. Notes, GMTN
3.350%	05/16/31	400	373,600
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26	16	16,268
			47,236,069
Electric — 2.2%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	1,575	1,129,200
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.150%	09/15/49	2,390	1,567,884
4.000%	12/01/46	111	87,358

A12

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46	975	$787,579
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.200%	01/15/29	855	872,859
5.950%	11/01/32	131	138,352
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	775	703,177
Brazos Securitization LLC,
Sr. Sec’d. Notes, 144A
5.413%	09/01/52	200	189,622
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48	590	459,031
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes, 144A
5.580%	10/20/35	870	874,773
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50(a)	1,510	1,461,189
Comision Federal de Electricidad (Mexico),
Gtd. Notes
4.688%	05/15/29	4,000	3,920,900
Gtd. Notes, 144A
3.348%	02/09/31	2,663	2,376,062
3.875%	07/26/33	244	208,559
4.688%	05/15/29	3,063	3,002,429
5.700%	01/24/30	670	668,995
6.450%	01/24/35	2,590	2,571,222
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36	2,239	2,082,378
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45	475	362,438
4.000%	03/01/48	775	602,804
4.350%	11/15/45	1,080	892,277
6.450%	01/15/38	715	785,162
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46(a)	1,020	783,160
DTE Energy Co.,
Sr. Unsec’d. Notes
4.875%	06/01/28	380	383,503
5.100%	03/01/29(a)	2,730	2,776,446
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82	7,865	7,549,398
Sr. Unsec’d. Notes
3.500%	06/15/51	1,715	1,148,061
5.000%	08/15/52	1,760	1,506,880
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	3,535	3,296,262
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33(h)	3,505	$3,584,849
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	690	515,445
Edison International,
Sr. Unsec’d. Notes
6.950%	11/15/29	360	380,018
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	300	294,109
Engie SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	04/10/29	815	832,708
Entergy Louisiana LLC,
Collateral Trust Bond
4.000%	03/15/33	2,255	2,142,471
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	2,931	2,953,898
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	293	295,289
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28(a)	1,773	1,859,203
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	13,473	14,128,057
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	915	726,522
Eversource Energy,
Sr. Unsec’d. Notes
5.850%	04/15/31	1,505	1,572,819
Exelon Corp.,
Sr. Unsec’d. Notes
5.625%	06/15/35	950	973,940
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	1,718	1,592,483
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30	319	287,361
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	1,994	1,701,546
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	3,263	3,189,631
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes
4.550%	01/15/30	410	409,607
5.000%	01/15/35	645	635,136
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	130	123,275
Georgia Power Co.,
Sr. Unsec’d. Notes
4.950%	05/17/33	2,110	2,128,614
5.250%	03/15/34(a)	1,325	1,353,746

A13

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	335	$378,530
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	4,155	3,800,492
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	2,087	2,045,260
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	310	278,448
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	1,172	1,173,501
MidAmerican Energy Co.,
First Mortgage
5.850%	09/15/54	800	802,194
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
5.638%	03/15/40	697	697,648
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,515	1,120,236
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.450%	12/02/27	2,625	2,528,606
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	1,250	932,007
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	926	897,273
2.500%	02/01/31	2,075	1,861,171
3.000%	06/15/28	152	146,962
3.300%	12/01/27	360	352,661
3.300%	08/01/40	469	350,885
3.500%	08/01/50(a)	2,525	1,665,526
3.950%	12/01/47	3,650	2,650,985
4.250%	03/15/46	900	685,038
4.500%	07/01/40	32,445	27,715,521
4.750%	02/15/44	13,195	11,012,221
4.950%	07/01/50	6,775	5,627,552
5.800%	05/15/34	2,425	2,483,396
5.900%	06/15/32	340	351,723
6.950%	03/15/34(a)	1,105	1,210,869
PacifiCorp,
First Mortgage
3.300%	03/15/51	2,500	1,548,820
4.100%	02/01/42	2,239	1,747,502
4.125%	01/15/49	6,000	4,368,729
4.150%	02/15/50	8,310	6,056,119
Palomino Funding Trust I,
Sr. Sec’d. Notes, 144A
7.233%	05/17/28(a)	4,195	4,386,971
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		2,120	$1,575,341
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
4.875%	07/17/49		200	159,822
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	2,376	2,413,640
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		5,685	5,509,545
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		375	306,447
Sempra,
Jr. Sub. Notes
4.125%(ff)	04/01/52		6,217	6,037,511
Sr. Unsec’d. Notes
3.400%	02/01/28		405	397,489
Southern California Edison Co.,
First Mortgage
5.450%	06/01/31		515	527,006
First Ref. Mortgage
3.900%	12/01/41		1,492	1,165,870
4.000%	04/01/47		6,075	4,519,526
4.650%	10/01/43		1,320	1,105,345
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		3,160	3,193,482
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		345	324,364
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		6,355	6,312,409
6.000%	04/15/34		680	701,015
6.950%	10/15/33		855	932,204
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30		2,160	2,063,540
				210,990,089
Engineering & Construction — 0.3%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26		439	437,617
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		4,536	4,425,095
4.250%	10/31/26		2,251	2,243,909
5.500%	10/31/46		1,883	1,567,635
5.500%	07/31/47		20,583	17,102,415
Sitios Latinoamerica SAB de CV (Brazil),
Gtd. Notes
5.375%	04/04/32		1,050	1,019,813
				26,796,484

A14

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods — 0.4%
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36	440	$438,152
6.400%	01/15/34	450	481,194
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes
3.000%	05/15/32	3,485	3,086,563
3.625%	01/15/32	225	207,681
5.750%	04/01/33	73	75,250
Sr. Unsec’d. Notes, 144A
5.625%	03/10/37	6,820	6,831,066
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	06/04/42	2,032	1,785,940
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	815	660,028
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35(a)	2,905	2,931,418
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32(a)	3,775	3,426,981
4.250%	04/15/31	8,245	7,894,191
6.250%	07/01/33(a)	6,570	6,859,254
			34,677,718
Forest Products & Paper — 0.0%
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30	1,557	1,454,316
Gas — 0.0%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	641	630,801
6.119%	07/20/53	690	682,597
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	405	413,460
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	139	138,186
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30	179	172,599
5.250%	03/30/28	410	416,420
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,080	2,020,582
			4,474,645
Healthcare-Products — 0.0%
Alcon Finance Corp.,
Gtd. Notes, 144A
2.600%	05/27/30	200	184,846
2.750%	09/23/26	200	198,448
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
5.375%	12/06/32		200	$204,432
Solventum Corp.,
Sr. Unsec’d. Notes
5.400%	03/01/29		716	732,997
5.600%	03/23/34(a)		2,100	2,146,664
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	430	487,845
				3,955,232
Healthcare-Services — 1.1%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51		1,382	846,775
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		105	74,019
4.272%	08/15/48		1,320	1,085,319
Unsec’d. Notes, Series 2020
2.211%	06/15/30		1,455	1,329,605
3.008%	06/15/50		2,445	1,591,383
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,043	869,360
6.750%	12/15/37		2,170	2,343,251
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		315	250,680
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29		745	700,198
3.106%	11/15/39		2,480	1,952,221
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50		1,411	1,070,440
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30		435	393,177
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48		590	490,624
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40		2,120	1,640,513
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114(a)		415	346,531
Elevance Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/53		980	860,703
5.950%	12/15/34		5,100	5,333,611
HCA, Inc.,
Gtd. Notes
2.375%	07/15/31		860	759,823
4.125%	06/15/29		93	91,762
4.375%	03/15/42		447	374,678
5.450%	09/15/34		950	958,823

A15

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
5.625%	09/01/28	42	$42,851
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
5.200%	06/15/29	760	771,013
Humana, Inc.,
Sr. Unsec’d. Notes
5.375%	04/15/31	3,240	3,273,661
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.849%	05/08/29(a)	555	565,185
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	1,085	853,034
IQVIA, Inc.,
Sr. Sec’d. Notes
6.250%	02/01/29	1,580	1,642,802
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	3,785	3,083,624
Gtd. Notes, Series 2019
3.266%	11/01/49	80	54,923
Unsec’d. Notes, Series 2021
2.810%	06/01/41	965	703,349
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52	1,490	1,193,608
Unsec’d. Notes, Series 2021
3.196%	11/15/61(a)	2,225	1,405,674
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	4,415	2,875,770
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	3,325	2,031,966
New York & Presbyterian Hospital (The),
Unsec’d. Notes, Series 2019
3.954%	08/01/2119(a)	5,095	3,467,229
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	9,810	8,327,641
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	245	164,427
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	2,276	1,602,896
5.475%	10/01/35	9,995	10,253,740
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	150	128,705
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52(a)	2,155	1,334,841
Sec’d. Notes, Series 2042
2.719%	01/01/42	2,720	1,909,745
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Providence St. Joseph Health Obligated Group,
Sr. Unsec’d. Notes
5.403%	10/01/33(a)	19,125	$19,499,383
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31(a)	2,686	2,451,298
5.750%	01/30/40	1,126	1,122,676
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33	7,294	7,399,515
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	355	291,832
Sec’d. Notes, Series 2019
3.372%	11/15/51	235	162,697
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	3,090	2,244,620
3.050%	05/15/41	740	548,373
5.000%	04/15/34	2,590	2,590,435
5.875%	02/15/53	2,765	2,729,050
UPMC,
Sec’d. Notes
5.377%	05/15/43	1,870	1,803,246
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48	315	270,816
			110,164,121
Insurance — 0.7%
AIA Group Ltd. (Hong Kong),
Sub. Notes, 144A, MTN
4.950%	03/30/35(a)	1,080	1,070,615
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46	950	858,555
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	1,185	1,092,964
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
6.750%	02/15/54	2,300	2,485,233
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29	420	411,476
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	04/05/29	2,420	2,363,420
4.350%	04/05/42	22	18,110
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A, MTN
5.200%	01/12/29	385	390,805
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44	2,230	1,884,004

A16

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31	17,542	$16,286,847
4.850%	04/17/28	2,983	2,994,758
5.625%	08/16/32	2,062	2,107,031
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	26,283	26,158,526
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	730	751,090
7.000%	06/15/40	1,625	1,764,624
Markel Group, Inc.,
Sr. Unsec’d. Notes
4.150%	09/17/50	1,310	976,274
5.000%	03/30/43	250	223,753
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	80	69,760
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	510	560,355
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	2,915	2,602,738
			65,070,938
Internet — 0.7%
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49	60,997	62,819,184
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32	200	187,576
			63,006,760
Investment Companies — 0.1%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes
4.875%	02/14/35	2,215	2,125,846
5.125%	02/14/53	3,670	3,075,460
			5,201,306
Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30	805	769,735
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28	2,800	2,830,130
6.250%	03/15/32	2,575	2,629,539
			5,459,669
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging — 0.4%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	1,810	$1,792,534
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	1,130	1,124,806
5.625%	06/15/28	24,430	24,744,038
5.900%	06/01/27	425	430,611
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	2,150	2,174,197
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	1,610	1,610,883
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28(a)	1,065	1,072,285
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,068	1,049,804
			33,999,158
Machinery-Diversified — 0.3%
AGCO Corp.,
Gtd. Notes
5.800%	03/21/34	485	495,831
CNH Industrial Capital LLC,
Gtd. Notes
4.550%	04/10/28	10,940	10,943,263
CNH Industrial NV,
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	86	85,130
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	4,025	3,552,556
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.450%	06/15/34	750	765,452
5.700%	08/14/33	685	711,449
Nordson Corp.,
Sr. Unsec’d. Notes
5.600%	09/15/28	3,110	3,180,045
Regal Rexnord Corp.,
Gtd. Notes
6.050%	04/15/28	74	75,900
Weir Group, Inc. (United Kingdom),
Gtd. Notes, 144A
5.350%	05/06/30	8,000	8,106,285
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	1,345	1,348,725
			29,264,636

A17

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	1,025	$957,737
2.300%	02/01/32(a)	2,744	2,351,766
2.800%	04/01/31	1,160	1,041,091
3.500%	06/01/41	6,060	4,247,315
3.500%	03/01/42	8,320	5,691,201
3.900%	06/01/52	1,001	636,704
4.800%	03/01/50	300	222,502
5.050%	03/30/29(a)	7,445	7,482,284
5.250%	04/01/53(a)	319	250,026
5.375%	04/01/38	2,850	2,556,864
5.375%	05/01/47	1,805	1,451,964
6.484%	10/23/45(a)	3,533	3,254,288
6.550%	06/01/34	700	726,282
6.650%	02/01/34(a)	2,300	2,398,254
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50	725	474,793
3.750%	04/01/40	5,035	4,078,108
3.900%	03/01/38	1,040	893,753
5.500%	05/15/64(a)	4,615	4,080,640
Cox Communications, Inc.,
Gtd. Notes, 144A
1.800%	10/01/30	1,215	1,057,160
5.450%	09/01/34	837	803,503
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	4,225	3,744,358
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	143	123,059
			48,523,652
Mining — 1.2%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	370	365,662
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,835	4,948,293
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.125%	02/21/32	7,965	8,126,451
5.250%	09/08/30	4,213	4,325,705
5.250%	09/08/33	15,000	15,288,732
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
6.300%	09/08/53	500	499,875
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31	200	188,459
6.300%	09/08/53	2,395	2,394,401
6.440%	01/26/36	1,270	1,336,580
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32	3,057	3,042,112
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes
4.250%	03/01/30	796	$781,107
4.375%	08/01/28	785	780,312
4.625%	08/01/30	297	295,274
5.000%	09/01/27	181	181,017
Kinross Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/33	48,540	51,660,957
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34(k)	12,640	13,002,777
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32	4,309	4,139,789
			111,357,503
Miscellaneous Manufacturing — 0.1%
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	5,450	4,911,398
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	1,090	1,114,743
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.100%	03/01/30	5,500	5,491,583
Oil & Gas — 2.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	20,110	18,340,191
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	10,000	9,586,342
5.600%	06/13/28	1,113	1,132,224
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	2,975	3,107,733
6.450%	06/30/33	2,760	2,955,337
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	360	250,341
5.250%	06/15/37	5,941	5,721,775
5.400%	06/15/47	693	625,065
6.750%	11/15/39	542	589,105
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	405	401,929
Gtd. Notes, 144A
2.268%	11/15/26	745	733,556
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	2,910	2,816,553

A18

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		21,444	$21,306,773
5.150%	01/30/30(a)		660	674,098
5.400%	04/18/34		2,953	2,999,455
5.550%	04/01/35		830	847,390
5.750%	04/18/54		1,240	1,174,215
5.900%	04/18/64		1,295	1,229,894
6.250%	03/15/33		28,411	30,336,422
6.250%	03/15/53		985	996,080
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30		3,849	3,851,309
8.625%	01/19/29		11,055	11,666,894
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.875%	03/30/31		140	129,708
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50		305	227,449
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32		1,139	1,109,862
5.375%	03/15/30		600	605,251
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33		400	357,928
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27		200	199,122
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		16,930	16,720,968
4.750%	09/15/44		136	115,753
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.625%	09/01/30		260	278,796
7.500%	05/01/31		2,199	2,447,874
8.875%	07/15/30		2,905	3,308,151
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
6.500%	11/07/48		200	202,250
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	4,000	5,307,636
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31(a)		5,126	4,902,763
6.500%	01/23/29		2,335	2,341,048
6.625%	06/15/35		134	124,968
6.625%	06/15/38		463	416,700
6.700%	02/16/32		11,737	11,487,589
10.000%	02/07/33(a)		2,758	3,142,052
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	1,058	1,202,100
Gtd. Notes, MTN
6.750%	09/21/47		679	542,148
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
8.750%	06/02/29	12,716	$13,369,602
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	1,690	1,521,391
2.150%	01/15/31	6,545	5,900,196
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31	200	178,120
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	19,302	18,043,488
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30	650	695,703
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51	270	189,585
6.800%	05/15/38	753	818,595
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
7.500%	01/15/28	1,875	1,957,124
			219,186,601
Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41	1,330	1,320,980
Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes
5.500%	04/15/28	9,455	9,635,952
Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39(k)	13,010	11,417,726
4.700%	05/14/45	1,875	1,671,017
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.375%	12/15/28	20,000	19,779,080
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
6.375%	11/21/30	1,235	1,300,222
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	3,660	3,414,424
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	1,065	939,709
3.250%	08/15/29	14,984	14,357,233
5.050%	03/25/48(a)	5,270	4,520,394
5.125%	07/20/45	95	83,573
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	4,800	4,061,041

A19

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	750	$563,363
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	6,760	5,431,410
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	16,227	12,318,486
			79,857,678
Pipelines — 3.5%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	2,435	2,272,585
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	7,555	7,538,299
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34	1,970	2,015,086
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	24,400	25,721,767
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32(a)	5,000	4,551,172
5.600%	04/01/44	1,900	1,805,740
5.625%	07/15/27	4,900	4,963,714
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	165	140,575
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	117	116,917
Sub. Notes
8.500%(ff)	01/15/84(a)	15,065	16,946,317
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	5,630	5,736,346
Sr. Unsec’d. Notes
4.950%	06/15/28	3,980	4,021,963
5.300%	04/15/47	270	238,312
5.400%	10/01/47	5,353	4,757,996
5.550%	02/15/28	64	65,209
5.550%	05/15/34	1,055	1,073,305
5.600%	09/01/34(a)	480	489,695
5.950%	05/15/54	695	652,341
6.000%	06/15/48	6,575	6,319,537
6.050%	06/01/41	9,500	9,514,679
6.100%	12/01/28(a)	7,370	7,661,268
6.100%	02/15/42	2,565	2,539,780
6.125%	12/15/45	210	205,282
6.250%	04/15/49	2,640	2,588,935
6.400%	12/01/30	1,035	1,106,068
6.550%	12/01/33	16,730	18,066,164
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41	540	$562,785
Gtd. Notes, 3 Month SOFR + 3.039%
6.706%(c)	06/01/67	12,000	11,834,726
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	2,540	2,235,002
2.550%	07/01/30	7,835	7,230,818
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	540	473,318
5.400%	09/01/44	186	172,540
5.500%	03/01/44	3,798	3,587,911
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	3,135	2,035,047
5.050%	02/15/46	5,840	5,209,305
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	855	769,339
4.700%	04/15/48	1,145	932,451
5.200%	03/01/47	2,975	2,628,997
5.200%	12/01/47	3,629	3,186,627
5.400%	04/01/35	5,305	5,291,994
5.500%	06/01/34	4,973	5,030,658
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	2,900	1,943,055
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	4,839	5,280,866
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,000	943,068
3.400%	09/01/29	1,720	1,654,010
4.400%	10/15/29	965	959,478
4.750%	10/15/31	1,315	1,301,889
4.950%	10/15/32	380	376,979
5.050%	11/01/34	6,812	6,639,279
5.200%	07/15/48(a)	1,855	1,628,774
5.650%	11/01/28	375	385,023
5.800%	11/01/30	5,305	5,518,573
6.350%	01/15/31	2,370	2,519,439
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	41	39,663
3.800%	09/15/30	308	296,661
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	2,255	2,137,526
4.350%	04/15/31	1,140	1,116,183
4.900%	09/15/30	3,565	3,596,547
4.950%	04/15/52	360	301,001
5.500%	02/15/35	4,895	4,940,811
5.550%	08/15/35	65	65,564

A20

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.500%	03/30/34	3,212	$3,472,846
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28	385	384,512
5.500%	03/01/30	6,045	6,105,094
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	12,696	12,336,657
4.500%	03/01/28	16,985	17,004,889
4.750%	08/15/28	3,000	3,010,773
6.150%	04/01/33	985	1,028,705
6.350%	01/15/29	4,361	4,541,034
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	5,152	4,663,033
3.500%	11/15/30	4,025	3,825,496
3.500%	10/15/51	2,050	1,395,301
4.650%	08/15/32	8,280	8,185,581
4.900%	01/15/45	2,882	2,525,059
5.100%	09/15/45	575	519,898
5.150%	03/15/34	4,223	4,231,257
5.300%	08/15/28	9,328	9,519,328
5.300%	08/15/52	615	553,957
5.400%	03/04/44	2,840	2,644,390
5.600%	03/15/35	25,530	26,109,691
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31(a)	3,777	4,225,373
			340,217,833
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31	4,250	3,757,702
Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34(a)	2,815	2,376,779
5.250%	03/15/36(a)	10,000	9,752,987
5.250%	05/15/36(a)	300	291,925
American Tower Corp.,
Sr. Unsec’d. Notes
1.500%	01/31/28	4,250	4,028,156
5.800%	11/15/28	9,495	9,787,130
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	1,740	1,669,824
2.500%	08/16/31	5,150	4,579,285
3.900%	03/15/27	5,390	5,360,367
4.050%	07/01/30	14,133	13,747,158
4.125%	05/15/29	6,005	5,925,593
Broadstone Net Lease LLC,
Gtd. Notes
2.600%	09/15/31	4,780	4,190,067
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	14,685	13,270,022
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
2.900%	12/01/33	1,545	$1,306,926
Crown Castle, Inc.,
Sr. Unsec’d. Notes
4.800%	09/01/28	12,380	12,446,216
5.000%	01/11/28	24,515	24,698,761
5.800%	03/01/34	985	1,008,355
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31	510	482,311
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31(a)	3,385	3,107,168
Highwoods Realty LP,
Sr. Unsec’d. Notes
2.600%	02/01/31(a)	1,475	1,305,919
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J
2.900%	12/15/31	4,420	3,930,732
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.000%	08/15/31(x)	1,400	1,200,023
4.875%	02/01/35(x)	1,035	988,087
5.450%	08/15/30(x)	511	518,342
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	75	72,499
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	6,235	5,795,112
4.600%	02/01/33	2,035	2,003,319
6.400%	03/01/34	3,380	3,658,208
Realty Income Corp.,
Gtd. Notes
3.400%	01/15/30	12,734	12,214,620
Sr. Unsec’d. Notes
2.700%	02/15/32	3,700	3,295,903
3.250%	01/15/31	3,100	2,916,818
5.125%	02/15/34	3,665	3,690,304
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	2,800	2,649,913
2.700%	07/15/31	29,515	26,419,080
4.200%	04/15/32	13,027	12,406,507
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30	20	19,168
4.250%	12/01/26	305	304,210
4.500%	09/01/26	3,406	3,401,552
4.625%	12/01/29	375	368,659
5.750%	02/01/27	65	65,381
Welltower OP LLC,
Gtd. Notes
2.800%	06/01/31	10,195	9,336,018
3.100%	01/15/30(a)	3,400	3,235,131

A21

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	13,255	$10,987,789
			228,812,324
Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	2,435	2,127,405
4.750%	06/01/30	805	799,727
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	530	460,279
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	2,910	2,890,809
Ferguson Enterprises, Inc.,
Gtd. Notes
5.000%	10/03/34	240	237,311
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28(a)	4,880	5,058,340
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	1,361	1,042,351
			12,616,222
Semiconductors — 0.4%
Broadcom, Inc.,
Gtd. Notes
2.450%	02/15/31	195	177,188
3.500%	02/15/41(h)(k)	16,350	13,065,741
Sr. Unsec’d. Notes
3.419%	04/15/33(k)	6,960	6,366,227
4.350%	02/15/30	2,345	2,337,204
5.050%	07/12/29(a)	2,140	2,184,359
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	2,075	1,763,015
3.187%	11/15/36	12,390	10,355,333
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49(a)	2,684	1,692,281
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
2.500%	05/11/31	3,545	3,185,041
3.400%	05/01/30(a)	500	475,956
			41,602,345
Software — 0.3%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	11,415	10,936,327
5.450%	03/02/28	5,380	5,457,583
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50(a)	118	71,189
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
3.950%	03/25/51	3,499	$2,218,281
6.000%	08/03/55	1,095	918,095
6.150%	11/09/29	73	75,274
6.550%	02/04/46	2,535	2,366,753
6.700%	02/04/56	2,385	2,209,131
6.850%	02/04/66	3,180	2,919,530
Salesforce, Inc.,
Sr. Unsec’d. Notes
6.550%	03/15/56	3,245	3,252,836
6.700%	03/15/66(a)	2,285	2,320,094
			32,745,093
Telecommunications — 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	7,740	6,763,142
2.550%	12/01/33	650	549,911
3.500%	06/01/41	14,600	11,318,660
3.550%	09/15/55	2,264	1,472,045
4.500%	05/15/35	620	587,493
6.550%	02/15/39(a)	7,695	8,348,709
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30(x)	870	87
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^(x)	581	1
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)	9,990	10,137,828
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34	920	931,157
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.800%	03/15/32	1,220	1,135,716
5.000%	02/15/29	2,185	2,205,712
5.300%	02/15/34	2,450	2,439,928
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	2,650	2,801,292
8.750%	03/15/32	1,925	2,290,655
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	55,831	50,733,704
2.625%	02/15/29	650	617,955
2.875%	02/15/31	491	452,163
3.000%	02/15/41	926	677,090
3.875%	04/15/30	2,490	2,424,087
Total Play Telecomunicaciones SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
11.125%	12/31/32	319	289,094
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	9,564	6,715,439
3.400%	03/22/41	22,445	17,259,243

A22

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
4.780%	02/15/35	7,060	$6,845,249
			136,996,360
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.500%	03/15/55	1,610	1,550,959
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50	3,555	2,498,357
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)	3,680	3,453,643
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	75	76,014
			7,578,973
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.700%	02/01/28	20,860	21,204,588

Total Corporate Bonds (cost $3,599,933,806)			3,663,523,317
Municipal Bonds — 0.7%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	765	759,169
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	830	799,028
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	4,270	4,461,379
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	195	218,165
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	4,270	4,556,063
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	223,808
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	154,512
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	137,936
7.625%	03/01/40	300	358,260
7.550%	04/01/39	165	196,433
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	$312,744
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	883	711,743
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	375	335,100
			11,666,143
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	965,555
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	457,273
Florida — 0.0%
Escambia County Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	24,312
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	489,161
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	351,738
			865,211
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,975	2,146,581
Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	325	355,896
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue,
Taxable, Revenue Bonds, Series A
6.899%	12/01/40	529	591,168
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	210	216,363
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	71,487
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	354	380,372
General Obligation Unlimited, Taxable
5.100%	06/01/33	410	416,858
			2,032,144

A23

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Michigan — 0.1%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	$253,296
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	2,055	1,724,823
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	6,285	4,490,671
University of Michigan,
Taxable, Revenue Bonds, Series A
3.504%	04/01/52	1,122	813,640
4.454%	04/01/2122	4,350	3,345,409
			10,627,839
Missouri — 0.1%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	135	138,767
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.229%	05/15/50	5,000	3,509,908
			3,648,675
New Jersey — 0.1%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	130	136,325
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	2,240	2,590,011
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	552	651,918
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	785	801,473
			4,179,727
New York — 0.1%
Empire State Development Corp.,
Taxable, Revenue Bonds, BABs
5.770%	03/15/39	1,300	1,331,057
5.838%	03/15/40	1,815	1,863,052
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,619,107
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	675	685,326
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	298,535
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	895	787,783
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
Consolidated, Taxable, Revenue Bonds, Series 210
4.031%	09/01/48	415	$336,935
Taxable, Revenue Bonds, Series 182
5.310%	08/01/46	50	47,751
			6,969,546
North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	145	139,982
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,065	1,332,578
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	2,205	1,830,759
			3,163,337
Pennsylvania — 0.1%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	190	127,276
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,245	1,337,146
Revenue Bonds, BABs, Series B
5.511%	12/01/45	2,800	2,780,710
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	130	117,801
			4,362,933
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,005	970,165
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	825	580,398
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	480	382,786
			1,933,349
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	3,720	2,702,308
Washington — 0.1%
Washington St. Hsg. Fin. Commn. Rev.,
Revenue Bonds, Series 2023-01, Class X
1.362%(cc)	04/20/37	53,345	4,982,947

A24

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Municipal Bonds (continued)
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36		250	$235,708

Total Municipal Bonds (cost $70,326,127)				62,637,455
Residential Mortgage-Backed Securities — 5.7%
Angel Oak Mortgage Trust,
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65		50	46,372
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65		385	341,005
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66		168	149,720
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66		764	683,490
Series 2021-02, Class A1, 144A
0.985%(cc)	04/25/66		175	151,517
Series 2025-11, Class A1, 144A
4.975%(cc)	10/25/70		9,420	9,379,590
Aran Funding DAC (Ireland),
Series 2025-01A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.040%(c)	12/24/65	EUR	6,560	7,589,299
Banc of America Funding Trust,
Series 2006-I, Class 4A1
4.356%(cc)	10/20/46		15	12,123
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 5.000% (Cap N/A, Floor 4.000%)
8.654%(c)	07/01/26		5,987	6,016,363
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-04, Class 3A1
4.865%(cc)	08/25/35		51	47,525
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A
3.250%(cc)	08/25/64		3,447	3,059,438
Series 2024-RPL04, Class A1B, 144A
3.375%(cc)	12/25/64		276	244,231
CIM Trust,
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51		1,819	1,502,979
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64		4,978	4,894,743
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.592%(cc)	09/25/47		353	330,754
Series 2024-RP02, Class A1, 144A
4.100%(cc)	02/25/63		24,149	22,615,772
Series 2024-RP02, Class A2, 144A
4.228%(cc)	02/25/63		2,196	1,870,956
Series 2024-RP02, Class B1, 144A
4.228%(cc)	02/25/63		664	515,723
Series 2024-RP02, Class B2, 144A
4.223%(cc)	02/25/63		240	192,022
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2024-RP02, Class B3, PO, 144A
11.043%(s)	02/25/63	609	$100,067
Series 2024-RP02, Class B4, PO, 144A
14.167%(s)	02/25/63	1,103	117,962
Series 2024-RP02, Class M1, 144A
4.228%(cc)	02/25/63	1,476	1,221,806
Series 2024-RP02, Class M2, 144A
4.228%(cc)	02/25/63	1,126	877,429
Series 2024-RP02, Class SA, 144A
0.000%(cc)	02/25/63	30	27,429
Series 2024-RP02, Class X, IO, 144A
0.000%(cc)	02/25/63	31,564	3,156
Series 2025-RP01, Class A1, 144A
4.018%(cc)	01/25/64	31,446	29,157,560
Series 2025-RP01, Class A2, 144A
4.018%(cc)	01/25/64	1,509	1,125,671
Series 2025-RP01, Class B1, 144A
4.018%(cc)	01/25/64	604	381,058
Series 2025-RP01, Class B2, 144A
4.018%(cc)	01/25/64	382	217,760
Series 2025-RP01, Class B3, 144A
4.018%(cc)	01/25/64	483	241,226
Series 2025-RP01, Class B4, 144A
4.179%(cc)	01/25/64	449	189,869
Series 2025-RP01, Class M1, 144A
4.018%(cc)	01/25/64	1,288	917,619
Series 2025-RP01, Class M2, 144A
4.018%(cc)	01/25/64	805	554,327
Series 2025-RP01, Class SA, 144A
0.000%(cc)	01/25/64	42	36,994
Series 2025-RP01, Class X, IO, 144A
0.000%(cc)	01/25/64	36,966	3,697
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	1,327	1,168,698
COLT Mortgage Loan Trust,
Series 2025-03, Class A1, 144A
5.352%(cc)	03/25/70	11,861	11,877,215
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
6.762%(c)	10/25/41	2,740	2,765,932
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
5.212%(c)	10/25/41	401	401,148
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
6.962%(c)	11/25/41	160	162,264
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
9.912%(c)	03/25/42	3,275	3,413,809
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
8.912%(c)	03/25/42	730	757,704

A25

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
6.762%(c)	03/25/42	1,265	$1,282,346
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 0.000%)
9.262%(c)	07/25/42	4,024	4,246,129
Series 2022-R08, Class 1M2, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)
7.262%(c)	07/25/42	1,000	1,029,568
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.162%(c)	10/25/43	392	392,184
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
5.362%(c)	07/25/44	1,196	1,198,071
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-09, Class 1A1, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.393%(c)	05/25/35	181	161,788
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month SOFR + 0.814% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37	118	114,850
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.112%(c)	04/25/34	88	88,173
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
5.662%(c)	09/26/33	296	296,014
EFMT,
Series 2025-INV02, Class A1, 144A
5.387%(cc)	05/26/70	15,290	15,323,400
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	19	18,879
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	108	91,886
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	—(r)	51
Fannie Mae REMIC,
Series 2005-54, Class ZM
4.500%	06/25/35	17	16,939
Series 2010-43, Class AH
3.250%	05/25/40	2	1,585
Series 2012-134, Class IL, IO
3.500%	12/25/32	152	11,945
Series 2014-10, Class KM
3.500%	09/25/43	5	4,719
Series 2014-35, Class CA
3.500%	06/25/44	2	2,021
Series 2017-33, Class LB
3.000%	05/25/39	7	6,326
Series 2018-16, Class MB
3.500%	07/25/46	395	393,137
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
6.662%(c)	12/25/50	200	$211,886
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
7.662%(c)	11/25/50	1,965	2,160,094
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.312%(c)	01/25/34	213	212,961
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
7.062%(c)	10/25/41	2,200	2,223,719
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.162%(c)	10/25/41	300	300,225
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
5.462%(c)	11/25/41	4,400	4,410,949
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.012%(c)	09/25/41	700	705,715
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
5.762%(c)	09/25/41	4,320	4,334,702
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.012%(c)	12/25/41	5,900	5,940,592
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
6.162%(c)	01/25/42	210	211,575
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
6.562%(c)	04/25/42	3,100	3,155,522
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.012%(c)	05/25/42	1,300	1,327,625
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)
7.362%(c)	09/25/42	4,500	4,640,625
FHLMC Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.657%(cc)	12/25/46	236	233,572
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
4.341%(cc)	03/25/35	128	70,906
Flagstar Mortgage Trust,
Series 2018-03INV, Class B3, 144A
4.435%(cc)	05/25/48	4,229	3,902,883
Freddie Mac REMIC,
Series 2906, Class GZ
5.000%	09/15/34	76	76,960
Series 4289, Class WZ
3.000%	01/15/44	560	510,633

A26

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 4623, Class MF, 30 Day Average SOFR + 0.614% (Cap 6.500%, Floor 0.500%)
4.287%(c)	10/15/46	14	$13,812
Freddie Mac Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58	7	6,870
Series 2019-03, Class MA
3.500%	10/25/58	5	4,858
Series 2019-04, Class MA
3.000%	02/25/59	7	6,634
Series 2019-04, Class MV
3.000%	02/25/59	8	6,934
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	144	131,603
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	87	82,573
GCAT Trust,
Series 2025-NQM06, Class A1, 144A
4.935%(cc)	10/25/70	7,776	7,724,988
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	2	2,464
Series 2013-24, Class OI, IO
4.000%	02/20/43	117	17,566
Series 2013-82, Class IG, IO
3.500%	05/20/43	365	60,749
Series 2017-184, Class JH
3.000%	12/20/47	10	9,279
Series 2018-08, Class DA
3.000%	11/20/47	111	103,860
Series 2022-63, Class LM
3.500%	10/20/50	1,490	1,250,719
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
6.745%(cc)	10/25/33	22	21,984
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
5.687%(cc)	07/25/44	5	5,440
Series 2020-INV01, Class A14, 144A
2.897%(cc)	10/25/50	988	854,160
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	1,390	1,146,756
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	1,419	1,171,538
Series 2025-RPL01, Class A1, PO, 144A
0.000%	01/25/64	24	23,944
3.763%(cc)	01/25/64	27,789	24,622,733
Series 2026-NQM01, Class A1, 144A
4.869%(cc)	03/25/66	4,753	4,724,200
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month SOFR + 0.654% (Cap 10.500%, Floor 0.540%)
4.331%(c)	03/19/35	627	609,818
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
JPMorgan Mortgage Trust,
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50		355	$321,108
Series 2020-INV01, Class A11, 144A, 1 Month SOFR + 0.944% (Cap 6.000%, Floor 0.000%)
4.623%(c)	08/25/50		186	181,283
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50		309	278,870
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50		431	376,562
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		155	135,809
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50		8	8,206
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.019%(c)	01/24/63	EUR	6,019	6,968,339
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A
6.000%(cc)	01/25/61		28,571	28,429,008
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A
5.921%(cc)	07/25/39		5,500	5,512,897
Series 2025-RTL01, Class A1, 144A
5.652%(cc)	01/25/40		15,700	15,752,554
Series 2025-RTL02, Class A1, 144A
5.612%(cc)	04/25/40		10,000	10,031,586
Lincoln Senior Participation Trust,
Series 2024-01, Class A1X, 144A, 1 Month SOFR + 2.200%
5.873%(c)	06/27/27^		12,000	12,000,000
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57		148	142,953
MFA Trust,
Series 2025-NQM02, Class A1, 144A
5.675%(cc)	05/27/70		13,212	13,271,535
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-02, Class A9, 144A
2.500%(cc)	05/25/51		112	92,383
Series 2026-NQM01, Class A1, 144A
4.809%(cc)	12/25/70		6,879	6,813,913
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
4.543%(c)	01/25/48		88	86,672
NLT Trust,
Series 2025-INV01, Class A1, 144A
5.506%(cc)	02/25/70		22,290	22,361,301
Series 2025-INV01, Class A2, 144A
5.708%(cc)	02/25/70		2,500	2,505,731
Series 2025-INV01, Class A3, 144A
5.860%(cc)	02/25/70		4,289	4,296,465
Series 2025-INV01, Class AIOS, 144A
0.399%(cc)	02/25/70		34,225	228,329

A27

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2025-INV01, Class B1, 144A
6.594%(cc)	02/25/70	1,388	$1,366,616
Series 2025-INV01, Class B2, 144A
6.594%(cc)	02/25/70	1,092	1,055,039
Series 2025-INV01, Class B3, 144A
6.594%(cc)	02/25/70	685	630,497
Series 2025-INV01, Class M1, 144A
6.314%(cc)	02/25/70	1,980	1,987,644
Series 2025-INV01, Class XS, 144A
0.901%(cc)	02/25/70^	34,225	533,903
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
6.562%(c)	04/25/34	2,236	2,250,534
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
4.443%(c)	06/25/57	1,055	1,043,136
Series 2019-EXP03, Class 2A2, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 0.000%)
4.893%(c)	10/25/59	3	2,889
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	42	37,816
Series 2020-EXP01, Class 2A2, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.000%)
4.743%(c)	02/25/60	14	13,695
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	115	101,272
Series 2025-NQM02, Class A1, 144A
5.597%(cc)	11/25/64	15,668	15,740,979
Series 2025-NQM04, Class A1, 144A
5.400%(cc)	02/25/55	12,194	12,220,357
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65	8,575	8,601,813
Series 2025-NQM11, Class A1, 144A
5.418%(cc)	05/25/65	14,951	14,993,240
Series 2026-NQM01, Class A1, 144A
4.846%(cc)	11/25/65	8,497	8,436,363
Series 2026-NQM02, Class A1, 144A
4.818%(cc)	12/01/65	5,906	5,860,302
PMT Credit Risk Transfer Trust,
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.010%(c)	03/29/27	16,806	16,883,650
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
6.760%(c)	09/27/28	13,668	13,789,890
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64	7,972	7,523,456
PRPM LLC,
Series 2024-RPL02, Class A1, 144A
3.500%(cc)	05/25/54	2,865	2,793,428
Series 2025-RCF01, Class A1, 144A
4.500%(cc)	02/25/55	8,208	8,100,842
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2025-RPL01, Class A1, 144A
4.000%(cc)	03/25/55	11,185	$10,936,548
Series 2025-RPL01, Class A2, 144A
4.000%(cc)	03/25/55	2,310	2,227,443
Series 2025-RPL01, Class A3, 144A
4.000%(cc)	03/25/55	1,362	1,309,728
Series 2025-RPL01, Class M1A, 144A
4.000%(cc)	03/25/55	1,329	1,271,012
Series 2025-RPL01, Class M1B, 144A
4.000%(cc)	03/25/55	469	445,479
PRPM Trust,
Series 2025-NQM01, Class A1, 144A
5.802%(cc)	11/25/69	9,057	9,105,333
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
7.362%(c)	11/25/31	977	983,761
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32	1	573
Roc Mortgage Trust,
Series 2025-RTL01, Class A1, 144A
5.625%(cc)	02/25/40	12,500	12,530,491
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.786%(cc)	08/25/47	952	901,438
Series 2018-CH01, Class A2, 144A
3.500%(cc)	03/25/48	40	36,046
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	309	282,702
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	339	326,147
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 3A1
4.746%(cc)	12/25/34	578	542,645
Series 2005-01, Class 2A
5.143%(cc)	02/25/35	519	497,630
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	76	73,338
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
4.793%(c)	10/25/59	435	434,409
Series 2020-01, Class A2B, 144A
3.250%(cc)	01/25/60	4,514	4,017,634
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68	3,269	3,174,938
Series 2021-SJ02, Class A2, 144A
2.500%(cc)	12/25/61	1,592	1,481,583
UWM Mortgage Trust,
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51	1,428	1,178,949
Verus Securitization Trust,
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66	337	308,495

A28

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66		710	$613,774
Series 2024-02, Class A1, 144A
6.095%(cc)	02/25/69		892	896,693
Series 2025-05, Class A1, 144A
5.427%(cc)	06/25/70		12,675	12,715,618
Series 2026-01, Class A1, 144A
4.863%(cc)	01/25/71		7,113	7,076,480
Series 2026-R01, Class A1, 144A
4.832%(cc)	10/25/67		6,761	6,701,885
Vista Point Securitization Trust,
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65		419	408,096
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)
4.633%(c)	06/25/44		432	435,657
Series 2007-HY01, Class 3A3
3.996%(cc)	02/25/37		1,443	1,254,013
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
4.629%(c)	04/25/47		1,330	1,178,339

Total Residential Mortgage-Backed Securities (cost $549,876,005)				554,388,401
Sovereign Bonds — 2.9%
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes
6.034%	01/16/42		200	203,688
Sr. Sec’d. Notes, 144A
6.034%	01/16/42		19,000	19,350,383
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48		400	354,155
Sr. Unsec’d. Notes, 144A
8.750%	04/14/32		539	523,100
Sr. Unsec’d. Notes, EMTN
9.125%	11/26/49		622	538,755
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%	07/09/30	EUR	9,227	8,745,520
0.750%(cc)	07/09/30		24,143	20,231,621
1.000%	07/09/29		15,706	13,789,807
5.000%	01/09/38		1,695	1,278,218
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		2,441	2,206,817
5.000%	07/15/32		200	199,250
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		2,165	2,169,070
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
6.250%	05/22/36		14,640	14,369,526
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	17,242	$19,510,653
4.500%	03/15/29		10,205	9,868,235
5.375%	01/21/29		5,325	5,285,062
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	02/22/29		4,058	4,017,420
Sr. Unsec’d. Notes, 144A
5.300%	01/21/41		173	146,704
5.500%	02/22/29		13,629	13,492,710
5.950%	01/25/27		412	414,060
6.000%	07/19/28		2,579	2,594,474
6.000%	02/22/33		519	505,895
7.050%	02/03/31		151	156,134
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
6.900%	07/31/30		3,067	2,984,386
Sr. Unsec’d. Notes, 144A
8.750%	01/29/34		21,220	20,832,735
Ecuador Social Bond Sarl (Ecuador),
Gov’t. Gtd. Notes
0.350%	01/30/35^		40,000	696,000
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes
6.097%	08/01/38		19,000	18,897,590
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 15Y
1.750%	06/05/35	EUR	345	314,086
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	8,261	8,860,987
5.250%	03/22/30	EUR	11,268	12,832,826
5.875%	10/17/31	EUR	14,474	16,319,893
Sr. Unsec’d. Notes, 144A
6.750%	02/25/41		7,330	6,413,750
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31		2,145	1,892,962
3.500%	02/12/34		256	217,951
4.280%	08/14/41		500	391,875
4.500%	01/31/50		621	457,056
4.600%	02/10/48		514	386,528
4.875%	05/19/33		2,664	2,524,140
5.400%	02/09/28		200	202,400
6.350%	02/09/35		200	204,500
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		888	861,360
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36(a)		1,260	1,329,338
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.375%	02/08/35		1,210	1,206,975
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,172,000

A29

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Platinum for Belize Blue Investment Co. LLC (Belize),
Sec’d. Notes
4.470%	10/20/40		2,000	$1,774,800
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		3,600	2,629,992
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		496	435,463
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		114	100,086
3.624%	05/26/30	EUR	255	281,337
4.625%	03/04/33	EUR	8,790	9,480,477
5.250%	11/25/27		154	153,881
5.750%	09/16/30		10,870	10,823,802
6.625%	02/17/28		194	197,996
Sr. Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	90	92,804
2.000%	01/28/32	EUR	55	52,677
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	95	105,301
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.625%	03/04/28		800	783,200
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	6,595	6,940,435
1.650%	03/03/33	EUR	2,521	2,370,274
6.250%	05/26/28		4,786	4,872,148
Sr. Unsec’d. Notes, 144A
2.125%	12/01/30		774	666,940
6.250%	05/26/28		2,710	2,758,780
6.500%	09/26/33		200	208,442

Total Sovereign Bonds (cost $281,083,792)				283,679,430
U.S. Government Agency Obligations — 17.0%
Federal Home Loan Mortgage Corp.
2.000%	06/01/50		341	280,663
2.000%	07/01/50		274	224,505
2.000%	12/01/50		11,119	9,048,824
2.000%	02/01/51		8,923	7,258,251
2.000%	05/01/51		47	38,144
2.000%	07/01/51		29	23,277
2.000%	02/01/52		21	17,490
2.000%	02/01/52		48	39,247
2.000%	02/01/52		55	45,072
2.500%	08/01/40		43	38,494
2.500%	07/01/50		236	202,517
2.500%	09/01/50		488	410,413
2.500%	12/01/50		79	67,136
2.500%	02/01/51		5,567	4,732,031
2.500%	02/01/51		21,677	18,600,203
2.500%	03/01/51		51,645	43,892,824
2.500%	04/01/51		12,330	10,377,520
2.500%	05/01/51		211	181,379
2.500%	05/01/51		956	819,782
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	06/01/51	813	$700,957
2.500%	07/01/51	286	244,662
2.500%	07/01/51	2,962	2,512,286
2.500%	07/01/51	34,645	29,388,722
2.500%	08/01/51	504	432,918
2.500%	08/01/51	559	474,273
2.500%	08/01/51	1,737	1,472,723
2.500%	09/01/51	473	405,248
2.500%	09/01/51	846	722,725
2.500%	09/01/51	889	762,517
2.500%	10/01/51	52	44,210
2.500%	11/01/51	1,051	889,485
2.500%	11/01/51	1,683	1,447,741
2.500%	12/01/51	89	76,632
2.500%	12/01/51	930	792,911
2.500%	01/01/52	4,375	3,749,431
2.500%	01/01/52	18,725	16,077,750
2.500%	02/01/52	148	124,536
2.500%	02/01/52	666	569,104
2.500%	02/01/52	4,119	3,530,441
2.500%	03/01/52	38	32,661
2.500%	04/01/52	405	342,891
2.500%	04/01/52	1,090	937,409
3.000%	01/01/27	1	742
3.000%	02/01/30	6	6,137
3.000%	05/01/30	67	65,908
3.000%	11/01/33	329	318,583
3.000%	02/01/34	322	312,867
3.000%	04/01/34	28	26,839
3.000%	03/01/35	70	67,822
3.000%	11/01/42	11	9,979
3.000%	11/01/42	54	49,305
3.000%	01/01/43	14	12,777
3.000%	02/01/43	4	3,338
3.000%	02/01/43	8	7,283
3.000%	02/01/43	40	36,261
3.000%	03/01/43	38	34,707
3.000%	03/01/45	6	5,465
3.000%	04/01/45	47	43,372
3.000%	06/01/45	10	8,964
3.000%	06/01/45	72	65,723
3.000%	07/01/45	38	34,485
3.000%	02/01/48	7	6,007
3.000%	09/01/49	503	455,322
3.000%	11/01/49	508	456,429
3.000%	02/01/50	20	17,900
3.000%	02/01/50	198	177,382
3.000%	06/01/50	22	19,932
3.000%	06/01/50	219	195,717
3.000%	08/01/50	918	821,998
3.000%	07/01/51	3,316	2,971,158
3.000%	01/01/52	81	70,799
3.000%	01/01/52	1,208	1,073,858
3.000%	01/01/52	54,518	48,056,179
3.000%	02/01/52	28,923	25,469,868
3.000%	03/01/52	3,327	2,972,171
3.000%	06/01/52	1,667	1,488,513

A30

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	06/01/52	1,847	$1,646,707
3.500%	04/01/32	21	20,697
3.500%	08/01/32	45	43,794
3.500%	06/01/33	21	20,529
3.500%	02/01/34	48	47,215
3.500%	03/01/42	1	1,024
3.500%	04/01/42	8	7,308
3.500%	04/01/42	78	73,876
3.500%	07/01/42	15	14,398
3.500%	08/01/42	12	11,669
3.500%	08/01/42	15	14,626
3.500%	08/01/42	81	76,186
3.500%	09/01/42	1	1,203
3.500%	09/01/42	18	16,671
3.500%	09/01/42	82	77,687
3.500%	09/01/42	119	112,180
3.500%	10/01/42	3	3,020
3.500%	10/01/42	30	28,011
3.500%	11/01/42	13	12,301
3.500%	12/01/42	184	173,962
3.500%	01/01/43	141	132,895
3.500%	04/01/43	4	3,498
3.500%	04/01/43	17	16,421
3.500%	04/01/43	111	104,684
3.500%	07/01/43	22	20,516
3.500%	10/01/43	38	35,454
3.500%	01/01/44	187	176,308
3.500%	02/01/44	263	248,734
3.500%	03/01/44	229	215,315
3.500%	04/01/44	6,630	6,243,583
3.500%	03/01/45	95	89,371
3.500%	05/01/45	108	101,447
3.500%	06/01/45	22	20,229
3.500%	06/01/45	129	121,309
3.500%	03/01/46	84	78,748
3.500%	07/01/46	187	175,881
3.500%	08/01/46	60	56,453
3.500%	12/01/46	1,138	1,059,570
3.500%	05/01/47	59	55,559
3.500%	01/01/48	2,027	1,889,801
3.500%	03/01/48	789	735,804
3.500%	05/01/49	5	4,509
3.500%	10/01/49	46	42,544
3.500%	12/01/49	102	95,397
3.500%	01/01/50	765	710,258
3.500%	01/01/52	5,122	4,713,558
3.500%	03/01/52	5,395	4,978,089
3.500%	04/01/52	122	112,228
3.500%	05/01/52	21	19,481
3.500%	07/01/52	62	57,328
4.000%	06/01/33	50	49,172
4.000%	10/01/34	20	20,272
4.000%	08/01/37	1,067	1,043,512
4.000%	05/01/38	143	140,433
4.000%	01/01/40	115	111,512
4.000%	09/01/40	1	562
4.000%	10/01/40	2	1,562
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	10/01/40	3	$3,178
4.000%	10/01/40	5	4,954
4.000%	11/01/40	4	3,745
4.000%	11/01/40	298	289,029
4.000%	12/01/40	1	1,298
4.000%	12/01/40	95	91,503
4.000%	12/01/40	213	204,952
4.000%	02/01/41	10	9,591
4.000%	02/01/41	57	54,694
4.000%	10/01/41	20	19,187
4.000%	10/01/41	68	66,044
4.000%	12/01/41	45	43,662
4.000%	02/01/42	152	146,654
4.000%	03/01/42	4	3,785
4.000%	04/01/42	2	1,641
4.000%	04/01/42	6	5,495
4.000%	04/01/42	17	16,523
4.000%	04/01/42	38	36,464
4.000%	06/01/42	6	5,938
4.000%	09/01/42	25	24,629
4.000%	11/01/42	166	160,839
4.000%	05/01/43	23	21,961
4.000%	09/01/43	104	100,286
4.000%	08/01/44	50	48,283
4.000%	02/01/45	52	49,705
4.000%	05/01/45	18	17,867
4.000%	04/01/46	3	3,111
4.000%	04/01/46	7	6,473
4.000%	04/01/46	88	84,301
4.000%	10/01/47	2	2,006
4.000%	04/01/48	4	3,966
4.000%	06/01/48	93	88,931
4.000%	01/01/50	33	31,305
4.000%	04/01/52	5,463	5,177,221
4.500%	09/01/37	101	100,425
4.500%	05/01/39	27	26,287
4.500%	05/01/39	29	28,391
4.500%	06/01/39	16	16,145
4.500%	08/01/39	120	118,469
4.500%	09/01/39	9	9,043
4.500%	10/01/39	3	2,570
4.500%	10/01/39	8	7,756
4.500%	10/01/39	51	50,821
4.500%	10/01/39	161	159,492
4.500%	12/01/39	13	12,717
4.500%	03/01/40	23	23,197
4.500%	05/01/40	16	15,623
4.500%	08/01/40	27	26,789
4.500%	08/01/40	40	39,468
4.500%	10/01/40	30	29,847
4.500%	11/01/40	26	25,460
4.500%	12/01/40	148	146,983
4.500%	01/01/41	37	36,819
4.500%	02/01/41	5	5,330
4.500%	02/01/41	7	6,654
4.500%	02/01/41	7	6,834
4.500%	02/01/41	14	14,091

A31

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	03/01/41	34	$33,970
4.500%	04/01/41	53	52,190
4.500%	04/01/41	95	94,508
4.500%	07/01/41	299	295,604
4.500%	10/01/41	296	292,815
4.500%	01/01/42	14	13,951
4.500%	05/01/42	15	14,947
4.500%	03/01/44	5	5,119
4.500%	03/01/44	9	8,791
4.500%	03/01/44	14	13,303
4.500%	08/01/46	29	29,056
4.500%	12/01/48	266	261,573
4.500%	05/01/50	113	110,631
4.500%	05/01/52	9,069	8,784,341
5.000%	07/01/33	—(r)	146
5.000%	11/01/33	1	910
5.000%	11/01/33	1	1,002
5.000%	11/01/33	2	1,831
5.000%	11/01/33	2	1,975
5.000%	07/01/35	314	316,841
5.000%	11/01/35	49	49,342
5.000%	12/01/35	1	523
5.000%	09/01/39	2	1,776
5.000%	04/01/40	3	2,791
5.000%	04/01/40	24	24,787
5.000%	06/01/40	25	25,010
5.000%	07/01/40	2	2,264
5.000%	07/01/40	18	18,578
5.000%	08/01/40	9	9,447
5.000%	08/01/40	27	27,369
5.000%	08/01/40	92	93,544
5.000%	06/01/41	44	44,561
5.000%	07/01/41	2	2,457
5.000%	07/01/41	5	4,554
5.000%	07/01/41	13	12,811
5.000%	07/01/41	14	14,521
5.000%	06/01/52	18,985	18,819,494
5.000%	07/01/52	11,963	11,871,703
5.000%	08/01/52	88	87,699
5.000%	05/01/53	481	476,918
5.000%	10/01/54	9,020	8,903,714
5.000%	01/01/55	2,040	2,013,379
5.500%	03/01/34	10	10,203
5.500%	07/01/35	6	6,437
5.500%	06/01/36	12	11,989
5.500%	01/01/38	194	199,111
5.500%	06/01/41	77	79,128
5.500%	08/01/52	3,711	3,744,004
5.500%	09/01/52	4,241	4,277,323
5.500%	10/01/52	11,055	11,153,153
5.500%	11/01/52	28,351	28,632,906
5.500%	01/01/55	54,308	54,581,367
6.000%	10/01/32	—(r)	24
6.000%	03/01/33	2	1,954
6.000%	12/01/33	5	4,757
6.000%	12/01/33	50	51,655
6.000%	06/01/37	—(r)	420
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	01/01/38	3	$2,649
6.000%	07/01/38	2	1,676
6.000%	08/01/38	3	2,998
6.000%	08/01/52	911	935,404
6.000%	09/01/52	5,170	5,305,569
6.000%	10/01/52	6,000	6,159,520
6.000%	11/01/52	2,059	2,113,813
6.250%	07/15/32	240	267,853
6.500%	08/01/36	4	4,217
6.500%	09/01/39	10	10,596
6.500%	01/01/53	5,923	6,137,424
7.000%	06/01/32	—(r)	405
7.000%	06/01/32	1	531
7.000%	01/01/53	1,762	1,852,774
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.625% (Cap 10.401%, Floor 1.625%)
6.625%(c)	04/01/37	11	11,044
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.733% (Cap 10.025%, Floor 1.733%)
5.983%(c)	02/01/37	5	5,150
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.209%, Floor 1.750%)
6.406%(c)	07/01/41	50	51,712
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 8.422%, Floor 1.750%)
6.202%(c)	12/01/40	36	37,098
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.750% (Cap 9.436%, Floor 1.750%)
6.000%(c)	02/01/35	1	787
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.815% (Cap 10.714%, Floor 1.815%)
6.146%(c)	01/01/37	1	1,368
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.848% (Cap 10.048%, Floor 1.848%)
6.384%(c)	03/01/36	1	1,238
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.911% (Cap 11.166%, Floor 1.911%)
6.219%(c)	12/01/36	—(r)	303
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.934% (Cap 10.452%, Floor 1.934%)
6.183%(c)	02/01/37	1	683
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.939% (Cap 7.781%, Floor 1.939%)
6.549%(c)	10/01/42	7	7,315
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.032% (Cap 11.126%, Floor 2.032%)
6.398%(c)	11/01/36	2	1,994
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 2.069% (Cap 10.955%, Floor 2.069%)
6.318%(c)	02/01/37	1	870
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.385%, Floor 2.250%)
6.317%(c)	10/01/36	—(r)	162
Federal National Mortgage Assoc.
1.500%	12/01/50	36,739	28,484,635
2.000%	07/01/28	2	1,683
2.000%	07/01/50	106	87,397

A32

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	10/01/50	148	$122,409
2.000%	10/01/50	39,923	32,515,151
2.000%	11/01/50	90	73,316
2.000%	11/01/50	10,011	8,153,048
2.000%	12/01/50	16	13,024
2.000%	12/01/50	9,950	8,101,663
2.000%	01/01/51	11	9,059
2.000%	01/01/51	11,793	9,599,663
2.000%	02/01/51	15	12,663
2.000%	05/01/51	41	33,452
2.000%	07/01/51	23	18,791
2.000%	07/01/51	44	36,158
2.000%	07/01/51	50	40,723
2.000%	03/01/52	33	26,716
2.500%	TBA	33,500	28,149,160
2.500%	11/01/29	4	3,606
2.500%	05/01/30	6	5,678
2.500%	01/01/31	31	29,649
2.500%	11/01/34	1,115	1,074,673
2.500%	04/01/37	619	577,053
2.500%	10/01/37	75	69,777
2.500%	07/01/40	31	28,110
2.500%	08/01/46	67	57,794
2.500%	11/01/46	15	12,878
2.500%	02/01/50	6	4,835
2.500%	02/01/50	18	15,749
2.500%	05/01/50	783	660,097
2.500%	06/01/50	572	488,032
2.500%	07/01/50	19	16,052
2.500%	07/01/50	27	23,401
2.500%	07/01/50	1,311	1,123,479
2.500%	07/01/50	2,167	1,862,784
2.500%	09/01/50	935	802,881
2.500%	09/01/50	3,232	2,776,522
2.500%	09/01/50	5,426	4,669,817
2.500%	10/01/50	90	77,040
2.500%	01/01/51	515	440,825
2.500%	02/01/51	531	455,244
2.500%	04/01/51	512	433,961
2.500%	05/01/51	49	41,894
2.500%	05/01/51	203	170,640
2.500%	05/01/51	258	221,421
2.500%	05/01/51	335	286,944
2.500%	05/01/51	507	427,937
2.500%	05/01/51	3,354	2,881,027
2.500%	06/01/51	505	433,139
2.500%	06/01/51	850	732,749
2.500%	06/01/51	2,638	2,263,716
2.500%	07/01/51	4,853	4,116,753
2.500%	08/01/51	33	28,480
2.500%	08/01/51	152	129,269
2.500%	08/01/51	185	156,355
2.500%	08/01/51	434	371,269
2.500%	08/01/51	2,011	1,714,498
2.500%	08/01/51	5,038	4,314,473
2.500%	10/01/51	3,572	3,066,087
2.500%	10/01/51	13,262	11,241,165
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	11/01/51	149	$128,827
2.500%	11/01/51	2,091	1,772,385
2.500%	12/01/51	69	59,490
2.500%	12/01/51	108	92,971
2.500%	01/01/52	90	76,580
2.500%	01/01/52	90	77,362
2.500%	01/01/52	2,228	1,888,140
2.500%	01/01/52	3,414	2,891,798
2.500%	01/01/52	6,168	5,252,358
2.500%	02/01/52	183	156,994
2.500%	03/01/52	48	41,032
2.500%	03/01/52	106	90,357
2.500%	03/01/52	148	126,041
2.500%	03/01/52	377	324,068
2.500%	03/01/52	1,331	1,143,999
2.500%	04/01/52	3,033	2,566,881
3.000%	01/01/27	7	6,858
3.000%	08/01/27	1	1,071
3.000%	08/01/27	1	1,079
3.000%	10/01/27	4	3,990
3.000%	11/01/27	1	1,219
3.000%	12/01/27	1	519
3.000%	12/01/27	2	2,362
3.000%	01/01/28	2	2,368
3.000%	02/01/28	2	2,161
3.000%	03/01/28	2	2,345
3.000%	04/01/28	2	2,352
3.000%	05/01/28	3	2,959
3.000%	06/01/28	3	3,021
3.000%	06/01/28	17	16,393
3.000%	07/01/28	3	2,765
3.000%	08/01/28	3	3,312
3.000%	09/01/28	4	3,955
3.000%	10/01/28	3	2,676
3.000%	11/01/28	1	1,416
3.000%	11/01/28	63	62,537
3.000%	01/01/29	3	2,934
3.000%	02/01/29	72	70,919
3.000%	03/01/29	5	4,841
3.000%	03/01/30	14	13,838
3.000%	09/01/32	39	38,184
3.000%	12/01/32	45	44,233
3.000%	03/01/33	17	16,346
3.000%	08/01/33	10	9,634
3.000%	09/01/33	4	3,637
3.000%	12/01/34	21	20,498
3.000%	12/01/34	72	69,382
3.000%	01/01/35	19	17,854
3.000%	01/01/35	121	116,093
3.000%	05/01/35	1,288	1,237,047
3.000%	06/01/35	274	263,717
3.000%	11/01/36	10	9,727
3.000%	11/01/36	44	41,447
3.000%	12/01/36	13	11,979
3.000%	04/01/37	699	679,518
3.000%	09/01/42	133	121,349
3.000%	10/01/42	115	105,683

A33

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	10/01/42	321	$294,187
3.000%	11/01/42	74	68,135
3.000%	11/01/42	78	71,501
3.000%	01/01/43	14	13,268
3.000%	01/01/43	70	64,225
3.000%	02/01/43	3	2,532
3.000%	02/01/43	3	3,162
3.000%	02/01/43	7	6,286
3.000%	02/01/43	13	11,981
3.000%	02/01/43	18	16,460
3.000%	02/01/43	55	50,371
3.000%	02/01/43	104	95,607
3.000%	03/01/43	83	75,885
3.000%	04/01/43	4	3,678
3.000%	05/01/43	1	556
3.000%	05/01/43	7	6,676
3.000%	05/01/43	11	9,936
3.000%	05/01/43	20	18,027
3.000%	05/01/43	31	28,643
3.000%	05/01/43	55	50,253
3.000%	05/01/43	236	216,121
3.000%	07/01/43	66	60,611
3.000%	08/01/43	25	22,422
3.000%	08/01/43	206	188,010
3.000%	09/01/43	326	298,366
3.000%	02/01/44	27	24,836
3.000%	12/01/44	1	1,022
3.000%	05/01/45	68	61,561
3.000%	08/01/45	158	143,202
3.000%	06/01/46	336	307,198
3.000%	08/01/46	151	135,932
3.000%	09/01/46	18	16,253
3.000%	10/01/46	80	71,945
3.000%	11/01/46	57	51,300
3.000%	11/01/46	60	54,688
3.000%	11/01/46	79	70,751
3.000%	11/01/46	212	192,295
3.000%	11/01/46	300	270,588
3.000%	12/01/46	38	34,470
3.000%	12/01/46	60	54,922
3.000%	12/01/46	64	57,646
3.000%	12/01/46	65	58,630
3.000%	01/01/47	43	39,317
3.000%	03/01/48	11	9,464
3.000%	08/01/49	520	470,649
3.000%	09/01/49	3,467	3,100,101
3.000%	11/01/49	126	112,930
3.000%	02/01/50	122	109,258
3.000%	02/01/50	216	193,765
3.000%	05/01/50	21	18,759
3.000%	05/01/50	3,966	3,549,766
3.000%	07/01/50	117	102,999
3.000%	07/01/50	201	180,084
3.000%	07/01/50	585	524,504
3.000%	08/01/50	399	353,540
3.000%	08/01/50	592	525,147
3.000%	09/01/50	27	23,945
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	09/01/50	4,368	$3,870,590
3.000%	10/01/50	1,213	1,076,547
3.000%	05/01/51	2,821	2,495,917
3.000%	06/01/51	28	24,849
3.000%	07/01/51	9,115	8,060,047
3.000%	09/01/51	8,355	7,372,506
3.000%	10/01/51	6,630	5,850,895
3.000%	10/01/51	8,273	7,297,354
3.000%	12/01/51	66	58,927
3.000%	12/01/51	121	107,939
3.000%	12/01/51	1,712	1,514,896
3.000%	01/01/52	68	60,573
3.000%	01/01/52	23,635	20,788,670
3.000%	02/01/52	13,889	12,230,569
3.000%	03/01/52	52,031	45,811,191
3.500%	07/01/30	8	8,233
3.500%	08/01/30	53	52,793
3.500%	07/01/32	193	188,873
3.500%	08/01/32	52	51,023
3.500%	01/01/34	3	2,840
3.500%	01/01/34	5	5,113
3.500%	01/01/34	10	9,855
3.500%	01/01/34	16	15,481
3.500%	05/01/34	330	326,043
3.500%	07/01/34	17	16,610
3.500%	07/01/34	51	49,586
3.500%	08/01/34	64	62,460
3.500%	02/01/35	48	46,472
3.500%	09/01/37	41	39,412
3.500%	06/01/38	17	16,508
3.500%	10/01/41	4	4,089
3.500%	12/01/41	36	34,133
3.500%	03/01/42	90	85,487
3.500%	05/01/42	146	137,998
3.500%	06/01/42	64	60,337
3.500%	06/01/42	132	124,460
3.500%	07/01/42	17	15,957
3.500%	07/01/42	70	65,767
3.500%	08/01/42	160	149,984
3.500%	09/01/42	277	259,862
3.500%	10/01/42	260	244,680
3.500%	11/01/42	43	40,558
3.500%	01/01/43	44	41,659
3.500%	01/01/43	303	285,174
3.500%	04/01/43	36	33,539
3.500%	05/01/43	451	423,978
3.500%	06/01/43	8	7,728
3.500%	06/01/43	173	163,347
3.500%	06/01/43	182	171,630
3.500%	07/01/43	16	15,235
3.500%	07/01/43	60	56,096
3.500%	07/01/43	66	62,270
3.500%	07/01/43	103	97,153
3.500%	07/01/43	320	301,466
3.500%	08/01/43	49	45,983
3.500%	08/01/43	50	46,917
3.500%	08/01/43	54	51,268

A34

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	09/01/43	24	$22,278
3.500%	03/01/44	275	258,829
3.500%	03/01/44	1,191	1,125,106
3.500%	07/01/44	29	26,795
3.500%	04/01/45	—(r)	308
3.500%	04/01/45	9	8,540
3.500%	04/01/45	38	35,512
3.500%	05/01/45	26	24,520
3.500%	07/01/45	52	49,195
3.500%	09/01/45	53	49,766
3.500%	11/01/45	11	9,917
3.500%	11/01/45	32	30,140
3.500%	12/01/45	89	83,407
3.500%	12/01/45	730	688,124
3.500%	01/01/46	19	18,093
3.500%	01/01/46	297	279,249
3.500%	03/01/46	2	2,247
3.500%	04/01/46	36	33,432
3.500%	05/01/46	96	89,786
3.500%	06/01/46	85	79,828
3.500%	06/01/46	323	304,374
3.500%	02/01/47	295	275,835
3.500%	02/01/47	1,609	1,515,326
3.500%	04/01/47	350	327,931
3.500%	08/01/47	46	43,294
3.500%	09/01/47	22	20,213
3.500%	10/01/47	94	88,167
3.500%	11/01/47	26	24,332
3.500%	12/01/47	3	2,876
3.500%	12/01/47	19	17,544
3.500%	01/01/48	115	108,730
3.500%	02/01/48	17	15,624
3.500%	03/01/48	1,982	1,857,323
3.500%	05/01/49	18	16,749
3.500%	06/01/49	509	473,629
3.500%	10/01/49	88	82,225
3.500%	01/01/50	4,037	3,760,514
3.500%	05/01/50	136	125,640
3.500%	07/01/50	1,070	993,959
3.500%	08/01/50	133	123,999
3.500%	08/01/51	3,072	2,837,328
3.500%	02/01/52	26,100	24,108,437
3.500%	03/01/52	19,815	18,235,016
3.500%	05/01/52	19	17,858
3.500%	05/01/52	146	133,612
3.500%	05/01/52	805	738,664
3.500%	08/01/52	41	38,026
4.000%	11/01/31	12	11,834
4.000%	07/01/35	491	488,030
4.000%	06/01/39	116	113,632
4.000%	11/01/40	27	25,742
4.000%	01/01/41	29	28,285
4.000%	01/01/41	163	156,621
4.000%	02/01/41	9	9,112
4.000%	02/01/41	18	17,287
4.000%	02/01/41	24	23,412
4.000%	02/01/41	38	36,621
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	02/01/41	103	$99,044
4.000%	04/01/41	89	85,515
4.000%	01/01/42	8	7,688
4.000%	01/01/42	125	120,405
4.000%	02/01/42	14	13,659
4.000%	02/01/42	86	82,687
4.000%	02/01/42	139	134,601
4.000%	01/01/43	6	5,978
4.000%	10/01/43	57	54,958
4.000%	03/01/44	89	85,743
4.000%	02/01/45	202	194,652
4.000%	03/01/45	83	79,692
4.000%	05/01/45	69	66,570
4.000%	07/01/45	36	34,262
4.000%	09/01/45	64	61,104
4.000%	10/01/45	35	33,509
4.000%	11/01/45	4	3,720
4.000%	12/01/45	60	57,798
4.000%	01/01/46	25	23,636
4.000%	02/01/46	29	28,287
4.000%	03/01/46	8	8,022
4.000%	04/01/46	33	32,016
4.000%	07/01/46	25	24,050
4.000%	09/01/46	56	53,139
4.000%	12/01/46	3	3,284
4.000%	07/01/47	703	677,022
4.000%	10/01/47	42	40,573
4.000%	10/01/47	854	819,372
4.000%	11/01/47	201	192,931
4.000%	12/01/47	52	49,496
4.000%	10/01/48	832	799,006
4.000%	11/01/48	161	154,724
4.000%	08/01/51	3,239	3,076,545
4.000%	04/01/52	12,737	12,023,795
4.000%	05/01/52	33	31,300
4.000%	08/01/52	7,306	6,987,849
4.000%	04/01/53	7,068	6,702,297
4.500%	09/01/35	6	6,208
4.500%	03/01/39	56	56,390
4.500%	05/01/39	225	222,976
4.500%	06/01/39	29	28,759
4.500%	08/01/39	76	75,717
4.500%	09/01/39	100	98,817
4.500%	11/01/39	27	26,260
4.500%	12/01/39	140	138,114
4.500%	03/01/40	3	3,141
4.500%	04/01/40	209	206,386
4.500%	07/01/40	23	23,116
4.500%	08/01/40	17	17,252
4.500%	10/01/40	10	9,592
4.500%	12/01/40	26	25,737
4.500%	12/01/40	43	42,210
4.500%	12/01/40	180	178,298
4.500%	12/01/40	339	335,729
4.500%	02/01/41	39	38,401
4.500%	02/01/41	43	42,760
4.500%	02/01/41	60	59,192

A35

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	02/01/41	110	$108,555
4.500%	05/01/41	9	8,477
4.500%	06/01/41	24	23,599
4.500%	06/01/41	29	28,248
4.500%	08/01/41	6	5,485
4.500%	10/01/41	5	4,589
4.500%	10/01/41	6	6,393
4.500%	11/01/41	5	5,012
4.500%	11/01/41	108	106,417
4.500%	04/01/42	46	45,772
4.500%	08/01/42	8	8,170
4.500%	09/01/42	8	7,932
4.500%	09/01/42	16	15,362
4.500%	10/01/42	64	63,349
4.500%	09/01/43	16	15,500
4.500%	11/01/43	15	15,028
4.500%	01/01/44	11	10,659
4.500%	01/01/44	30	29,472
4.500%	04/01/44	17	16,622
4.500%	06/01/44	19	19,215
4.500%	10/01/44	57	55,744
4.500%	02/01/45	14	13,901
4.500%	02/01/45	30	29,741
4.500%	10/01/45	32	31,372
4.500%	10/01/45	428	423,954
4.500%	02/01/46	54	53,393
4.500%	03/01/46	11	10,735
4.500%	03/01/46	50	49,033
4.500%	06/01/46	7	7,156
4.500%	07/01/46	36	35,229
4.500%	11/01/46	24	23,339
4.500%	12/01/46	31	30,335
4.500%	01/01/47	8	8,292
4.500%	01/01/47	13	12,548
4.500%	02/01/47	15	15,022
4.500%	05/01/47	72	71,591
4.500%	08/01/48	123	120,272
4.500%	11/01/49	4	3,559
4.500%	01/01/50	87	85,065
4.500%	05/01/50	90	88,326
4.500%	05/01/52	960	930,437
5.000%	TBA	90,000	88,751,398
5.000%	10/01/33	3	3,470
5.000%	11/01/33	1	830
5.000%	11/01/33	19	19,740
5.000%	04/01/34	2	2,074
5.000%	07/01/34	2	2,363
5.000%	10/01/34	1	1,215
5.000%	03/01/35	98	98,302
5.000%	04/01/35	11	10,920
5.000%	04/01/35	109	110,088
5.000%	05/01/35	13	12,689
5.000%	06/01/35	3	3,385
5.000%	06/01/35	6	6,148
5.000%	06/01/35	13	13,062
5.000%	07/01/35	1	727
5.000%	07/01/35	2	2,381
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	07/01/35	3	$3,154
5.000%	09/01/35	8	8,162
5.000%	10/01/35	21	21,207
5.000%	10/01/35	86	86,444
5.000%	10/01/35	183	184,720
5.000%	03/01/36	32	32,420
5.000%	12/01/36	3	3,080
5.000%	12/01/36	109	109,489
5.000%	07/01/37	2	1,952
5.000%	07/01/37	287	288,990
5.000%	02/01/38	11	11,038
5.000%	05/01/38	77	77,894
5.000%	06/01/39	10	9,713
5.000%	06/01/39	43	42,922
5.000%	06/01/40	20	20,597
5.000%	06/01/40	38	38,666
5.000%	06/01/40	51	51,785
5.000%	08/01/40	77	77,832
5.000%	04/01/41	175	176,648
5.000%	06/01/41	10	9,951
5.000%	06/01/41	24	24,293
5.000%	07/01/41	55	54,964
5.000%	08/01/41	4	3,687
5.000%	09/01/41	70	70,414
5.000%	10/01/41	40	40,281
5.000%	01/01/42	84	85,234
5.000%	02/01/42	37	37,234
5.000%	05/01/42	57	57,284
5.000%	07/01/42	113	114,494
5.000%	11/01/44	154	155,443
5.000%	07/01/45	401	405,017
5.000%	12/01/47	719	725,735
5.000%	02/01/49	444	446,740
5.000%	05/01/52	3,446	3,415,131
5.000%	06/01/52	9,764	9,678,899
5.000%	07/01/52	29,353	29,098,035
5.000%	08/01/52	788	783,341
5.000%	08/01/52	21,164	20,979,933
5.000%	07/01/54	1,448	1,429,171
5.000%	10/01/54	3,624	3,577,133
5.000%	11/01/54	1,016	1,002,946
5.000%	12/01/54	38,595	38,092,560
5.000%	01/01/55	1,126	1,110,921
5.309%(cc)	08/01/41	35	35,114
5.500%	TBA	193,000	193,888,941
5.500%	04/01/34	2	1,916
5.500%	09/01/34	42	42,478
5.500%	11/01/34	3	3,263
5.500%	12/01/34	10	9,921
5.500%	02/01/35	4	4,477
5.500%	04/01/35	7	7,363
5.500%	11/01/35	8	8,110
5.500%	11/01/35	40	41,135
5.500%	12/01/35	11	11,008
5.500%	12/01/35	50	50,486
5.500%	01/01/36	2	1,564
5.500%	01/01/36	12	12,808

A36

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	03/01/36	2	$1,831
5.500%	03/01/36	2	2,346
5.500%	05/01/36	49	51,071
5.500%	05/01/36	103	106,284
5.500%	07/01/36	226	230,932
5.500%	11/01/36	1	999
5.500%	08/01/37	3	2,632
5.500%	08/01/37	11	11,183
5.500%	08/01/37	16	16,099
5.500%	08/01/37	63	64,782
5.500%	08/01/37	109	111,281
5.500%	08/01/37	117	121,070
5.500%	09/01/37	47	48,672
5.500%	02/01/38	16	16,487
5.500%	02/01/38	106	109,309
5.500%	09/01/38	61	62,576
5.500%	04/01/39	34	34,948
5.500%	05/01/39	36	37,400
5.500%	03/01/40	63	64,726
5.500%	09/01/41	—(r)	408
5.500%	09/01/41	106	109,400
5.500%	07/01/52	781	787,334
5.500%	08/01/52	186	187,509
5.500%	10/01/52	240	243,040
5.500%	11/01/52	2,684	2,719,780
5.500%	11/01/52	81,355	82,276,929
6.000%	TBA	18,000	18,326,107
6.000%	11/01/32	2	2,323
6.000%	03/01/33	2	2,254
6.000%	04/01/33	3	2,731
6.000%	02/01/34	54	56,141
6.000%	08/01/34	2	2,013
6.000%	11/01/34	2	1,720
6.000%	11/01/34	103	106,636
6.000%	04/01/35	2	2,128
6.000%	04/01/35	2	2,348
6.000%	11/01/35	19	19,564
6.000%	12/01/35	4	3,914
6.000%	02/01/36	144	149,180
6.000%	04/01/36	—(r)	13
6.000%	05/01/36	35	35,830
6.000%	05/01/36	41	42,748
6.000%	06/01/36	4	4,587
6.000%	09/01/36	4	4,411
6.000%	09/01/36	263	270,941
6.000%	11/01/36	9	9,927
6.000%	12/01/36	2	2,056
6.000%	01/01/37	—(r)	16
6.000%	01/01/37	4	4,160
6.000%	02/01/37	3	3,220
6.000%	02/01/37	33	34,964
6.000%	03/01/37	16	17,147
6.000%	03/01/37	97	101,309
6.000%	03/01/37	237	248,575
6.000%	05/01/37	—(r)	73
6.000%	05/01/37	2	1,854
6.000%	06/01/37	4	4,576
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	08/01/37	31	$32,040
6.000%	08/01/37	175	180,954
6.000%	10/01/37	4	4,415
6.000%	02/01/38	13	13,190
6.000%	03/01/38	157	164,703
6.000%	04/01/38	6	5,936
6.000%	05/01/38	37	38,458
6.000%	08/01/38	6	5,964
6.000%	09/01/38	6	6,519
6.000%	10/01/38	31	32,459
6.000%	12/01/38	1	1,530
6.000%	04/01/39	2	2,331
6.000%	06/01/39	38	40,236
6.000%	09/01/39	182	188,438
6.000%	10/01/39	48	50,079
6.000%	01/01/40	2	1,987
6.000%	02/01/40	22	23,584
6.000%	10/01/40	42	43,704
6.000%	07/01/41	31	32,440
6.000%	09/01/52	6,993	7,175,692
6.000%	11/01/52	6,223	6,388,282
6.000%	12/01/52	14,269	14,675,610
6.000%	08/01/54	2,399	2,466,518
6.500%	07/01/32	1	1,348
6.500%	07/01/32	9	9,064
6.500%	07/01/32	15	15,755
6.500%	12/01/32	2	1,710
6.500%	12/01/32	4	3,735
6.500%	07/01/35	4	4,535
6.500%	12/01/35	35	36,553
6.500%	07/01/36	1	822
6.500%	07/01/36	159	168,836
6.500%	08/01/36	6	6,023
6.500%	08/01/36	25	26,265
6.500%	08/01/36	32	33,336
6.500%	09/01/36	18	18,988
6.500%	09/01/36	75	79,575
6.500%	10/01/36	2	2,109
6.500%	10/01/36	38	39,746
6.500%	11/01/36	1	1,436
6.500%	11/01/36	3	3,443
6.500%	12/01/36	1	1,057
6.500%	10/01/37	30	32,334
6.500%	10/01/37	121	128,521
6.500%	08/01/38	11	11,955
6.500%	06/01/39	9	9,922
6.500%	10/01/39	47	50,307
6.500%	05/01/40	43	45,512
6.500%	05/01/40	49	51,202
6.500%	01/01/53	3,125	3,230,385
6.788%(cc)	02/01/39	7	7,436
7.000%	01/01/31	—(r)	22
7.000%	04/01/32	—(r)	30
7.000%	04/01/37	14	14,302
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.340% (Cap 11.165%, Floor 1.340%)
5.590%(c)	12/01/35	1	1,364

A37

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.523% (Cap 9.847%, Floor 1.523%)
6.097%(c)	07/01/35	1	$730
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.613% (Cap 10.260%, Floor 1.613%)
6.095%(c)	12/01/35	3	3,186
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.655% (Cap 11.030%, Floor 1.655%)
6.280%(c)	08/01/37	1	830
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.700% (Cap 10.450%, Floor 1.700%)
6.200%(c)	11/01/37	4	3,609
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.800% (Cap 7.701%, Floor 1.800%)
6.070%(c)	01/01/42	30	31,226
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.806% (Cap 8.525%, Floor 1.806%)
6.388%(c)	12/01/40	33	33,963
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.818% (Cap 7.594%, Floor 1.818%)
5.962%(c)	02/01/42	7	6,870
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.857% (Cap 11.111%, Floor 1.857%)
6.453%(c)	08/01/36	2	1,717
Federal National Mortgage Assoc., 1 Year RFUCCT + 1.892% (Cap 10.392%, Floor 1.892%)
6.392%(c)	12/01/35	—(r)	394
Government National Mortgage Assoc.
1.500%	12/20/36	220	199,418
1.500%	01/20/37	305	276,424
1.500%	05/20/37	517	468,985
2.500%	08/20/50	1,187	1,021,660
3.000%	10/15/42	13	12,150
3.000%	12/15/42	4	3,727
3.000%	05/15/43	11	10,214
3.000%	06/15/43	1	1,160
3.000%	07/15/43	26	23,638
3.000%	08/20/43	298	272,273
3.000%	09/20/43	285	260,620
3.000%	01/20/44	31	28,353
3.000%	02/20/44	100	91,440
3.000%	05/20/45	1,719	1,561,558
3.000%	10/20/45	112	101,574
3.000%	05/20/46	48	43,191
3.000%	05/20/46	100	89,539
3.000%	05/20/46	284	257,496
3.000%	06/20/46	124	112,336
3.000%	06/20/46	257	229,826
3.000%	07/20/46	66	59,091
3.000%	07/20/46	88	79,094
3.000%	07/20/46	138	125,021
3.000%	07/20/46	140	124,944
3.000%	07/20/46	288	257,555
3.000%	07/20/46	293	262,384
3.000%	08/20/46	83	74,428
3.000%	08/20/46	128	114,589
3.000%	08/20/46	133	119,431
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	09/20/46	61	$54,945
3.000%	09/20/46	74	66,560
3.000%	09/20/46	77	70,186
3.000%	10/20/46	2,428	2,201,444
3.000%	11/20/46	627	568,143
3.000%	09/20/47	9	8,390
3.000%	08/20/49	195	172,427
3.000%	10/20/49	420	369,096
3.000%	12/20/49	6	4,948
3.000%	01/20/50	10	8,721
3.000%	05/20/50	874	762,510
3.000%	07/20/50	200	174,631
3.500%	09/15/41	26	24,741
3.500%	11/15/41	19	18,146
3.500%	01/15/42	3	3,097
3.500%	01/15/42	56	52,314
3.500%	02/15/42	18	17,092
3.500%	03/15/42	66	62,014
3.500%	03/20/42	8	7,542
3.500%	05/15/42	20	18,395
3.500%	05/20/42	12	11,355
3.500%	06/15/42	13	12,593
3.500%	06/20/42	137	129,657
3.500%	07/15/42	5	4,246
3.500%	07/15/42	12	11,273
3.500%	07/15/42	25	23,794
3.500%	07/15/42	31	28,927
3.500%	08/20/42	231	219,160
3.500%	11/20/42	5	4,202
3.500%	12/20/42	120	114,199
3.500%	01/15/43	13	12,645
3.500%	01/20/43	24	22,659
3.500%	02/15/43	16	15,017
3.500%	02/20/43	8	7,604
3.500%	03/20/43	288	266,118
3.500%	03/20/43	1,389	1,314,272
3.500%	04/15/43	29	27,659
3.500%	04/20/43	39	36,686
3.500%	05/15/43	4	4,089
3.500%	05/20/43	738	699,246
3.500%	07/15/43	81	75,785
3.500%	08/20/43	9	8,328
3.500%	09/20/43	31	29,134
3.500%	10/15/43	5	4,638
3.500%	11/15/43	377	354,669
3.500%	12/15/43	112	105,675
3.500%	01/15/44	18	16,666
3.500%	03/20/44	1	1,069
3.500%	10/20/44	45	41,786
3.500%	02/15/45	50	46,848
3.500%	02/20/45	157	144,696
3.500%	07/20/45	88	82,604
3.500%	10/20/45	5	4,677
3.500%	02/20/46	17	15,817
3.500%	03/20/46	667	624,872
3.500%	04/20/46	8	7,875
3.500%	04/20/46	24	22,343

A38

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	05/20/46	2	$2,215
3.500%	05/20/46	2	2,278
3.500%	05/20/46	5	4,448
3.500%	05/20/46	5	4,692
3.500%	05/20/46	7	6,231
3.500%	05/20/46	10	9,171
3.500%	05/20/46	59	55,623
3.500%	06/20/46	6	5,121
3.500%	06/20/46	6	5,267
3.500%	06/20/46	7	6,177
3.500%	06/20/46	7	6,663
3.500%	06/20/46	23	21,768
3.500%	06/20/46	1,671	1,565,371
3.500%	07/20/46	151	141,338
3.500%	07/20/46	478	444,363
3.500%	09/20/46	153	144,019
3.500%	10/20/46	1,798	1,691,634
3.500%	11/20/46	87	81,796
3.500%	07/20/47	48	45,392
3.500%	12/20/47	1,299	1,217,858
3.500%	02/20/48	53	49,650
3.500%	02/20/48	73	67,489
3.500%	08/20/48	797	747,122
3.500%	09/20/48	1,365	1,277,901
3.500%	12/20/49	1	885
3.500%	12/20/49	3	2,380
3.500%	12/20/49	3	2,786
3.500%	01/20/50	589	549,646
3.500%	03/20/50	1,178	1,094,240
3.500%	04/20/50	148	138,317
3.500%	05/20/50	222	207,219
3.500%	11/20/50	244	227,264
3.500%	10/20/51	8,333	7,718,242
3.500%	12/20/51	73,008	67,641,595
3.500%	01/20/52	14,506	13,427,344
3.500%	03/20/52	24,125	22,297,857
3.500%	04/20/52	1,473	1,364,223
4.000%	01/20/40	89	85,650
4.000%	10/20/40	93	89,449
4.000%	02/15/41	2	2,088
4.000%	02/20/41	120	115,918
4.000%	03/15/41	2	1,853
4.000%	03/20/41	95	91,723
4.000%	05/20/41	187	179,887
4.000%	10/15/41	10	9,736
4.000%	10/15/41	38	36,079
4.000%	10/15/41	42	40,077
4.000%	10/20/41	265	254,799
4.000%	11/20/41	37	35,408
4.000%	12/20/41	18	17,465
4.000%	04/20/42	10	9,761
4.000%	09/20/42	18	17,231
4.000%	11/20/42	16	14,964
4.000%	08/20/43	7	6,723
4.000%	01/20/44	34	32,392
4.000%	02/20/44	11	10,177
4.000%	03/20/45	1,057	1,014,811
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	08/20/45	70	$66,771
4.000%	09/20/45	750	718,767
4.000%	01/20/46	18	17,208
4.000%	05/20/46	22	20,693
4.000%	12/20/46	363	346,538
4.000%	01/15/47	8	7,584
4.000%	01/15/47	8	7,625
4.000%	06/20/47	1,499	1,433,218
4.000%	07/20/47	31	29,269
4.000%	09/20/47	692	661,019
4.000%	12/20/47	164	156,424
4.000%	01/20/48	248	233,761
4.000%	01/20/48	1,073	1,024,286
4.000%	02/20/49	159	151,715
4.000%	05/20/49	62	58,500
4.000%	10/20/50	1,482	1,407,373
4.000%	04/20/52	4,785	4,523,063
4.500%	04/20/35	4	4,435
4.500%	05/15/39	2	2,418
4.500%	08/15/39	16	16,202
4.500%	09/15/39	89	88,558
4.500%	09/20/39	1	1,149
4.500%	10/15/39	7	6,572
4.500%	11/15/39	3	3,310
4.500%	11/15/39	5	5,380
4.500%	11/20/39	25	24,673
4.500%	02/15/40	11	10,687
4.500%	02/20/40	217	214,914
4.500%	03/15/40	21	20,918
4.500%	05/20/40	408	404,845
4.500%	06/15/40	1	1,093
4.500%	06/15/40	9	8,777
4.500%	06/15/40	10	10,193
4.500%	06/15/40	32	31,595
4.500%	06/15/40	97	96,265
4.500%	07/15/40	1	905
4.500%	07/15/40	2	2,204
4.500%	08/15/40	14	14,109
4.500%	09/15/40	47	46,905
4.500%	09/20/40	104	102,763
4.500%	10/15/40	5	4,772
4.500%	11/20/40	55	54,919
4.500%	12/20/40	246	243,632
4.500%	01/20/41	11	10,543
4.500%	02/20/41	243	241,104
4.500%	03/15/41	39	38,700
4.500%	03/20/41	272	269,415
4.500%	05/20/41	1	670
4.500%	05/20/41	18	17,655
4.500%	06/20/41	3	3,070
4.500%	07/20/41	33	33,184
4.500%	08/20/41	209	207,566
4.500%	11/20/41	549	543,826
4.500%	02/20/42	1	807
4.500%	05/20/42	6	5,515
4.500%	06/20/43	1	1,025
4.500%	06/20/44	1	955

A39

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	10/20/44	1	$933
4.500%	01/20/45	1	858
4.500%	09/15/45	166	164,536
4.500%	01/20/46	124	122,582
4.500%	03/20/46	1	1,406
4.500%	05/20/46	1	1,083
4.500%	07/20/46	49	48,348
4.500%	08/20/46	79	78,395
4.500%	09/20/46	64	63,201
4.500%	11/20/46	62	61,764
4.500%	01/20/47	176	174,222
4.500%	03/20/47	126	124,775
4.500%	08/20/48	264	259,776
4.500%	09/20/48	44	42,893
4.500%	04/20/49	23	22,687
4.500%	09/20/49	334	322,945
4.500%	07/20/52	17,205	16,757,126
5.000%	01/20/33	—(r)	406
5.000%	05/20/33	3	2,607
5.000%	11/15/33	1	1,065
5.000%	03/20/34	—(r)	291
5.000%	05/15/34	42	42,609
5.000%	12/20/34	2	2,262
5.000%	02/20/35	2	2,036
5.000%	03/20/35	2	1,624
5.000%	06/20/35	—(r)	312
5.000%	08/20/35	1	1,502
5.000%	12/20/35	2	2,069
5.000%	01/20/36	1	639
5.000%	03/20/36	3	2,922
5.000%	04/15/39	2	2,241
5.000%	04/20/39	2	2,504
5.000%	07/20/39	37	38,165
5.000%	08/15/39	3	2,708
5.000%	09/15/39	31	31,453
5.000%	10/15/39	6	6,123
5.000%	10/15/39	22	21,976
5.000%	10/20/39	2	1,950
5.000%	12/15/39	4	4,004
5.000%	01/15/40	3	3,486
5.000%	02/15/40	59	60,282
5.000%	02/15/40	61	62,120
5.000%	04/15/40	29	29,637
5.000%	05/20/40	159	161,713
5.000%	06/15/40	19	19,648
5.000%	06/15/40	24	24,029
5.000%	06/20/40	115	117,541
5.000%	07/15/40	3	2,808
5.000%	08/15/40	7	6,666
5.000%	08/20/40	89	90,618
5.000%	09/15/40	4	4,475
5.000%	09/15/40	5	5,191
5.000%	09/20/40	57	58,264
5.000%	10/20/40	19	18,861
5.000%	11/20/40	10	9,841
5.000%	03/20/41	118	119,626
5.000%	06/20/41	6	6,462
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	08/20/41	128	$130,578
5.000%	08/20/42	1	968
5.000%	11/20/42	7	7,138
5.000%	06/20/47	142	144,510
5.000%	07/20/47	25	25,263
5.000%	08/20/47	9	9,313
5.000%	10/20/47	16	16,156
5.000%	11/20/47	86	87,152
5.000%	02/20/48	15	15,650
5.000%	04/20/48	57	57,885
5.000%	05/20/48	6	5,731
5.000%	06/20/48	19	19,339
5.000%	06/20/48	94	94,328
5.000%	09/20/48	559	563,861
5.000%	12/20/48	416	419,701
5.000%	05/20/49	28	27,772
5.000%	08/20/52	4,052	4,043,962
5.000%	09/20/52	2,721	2,709,425
5.000%	10/20/52	1,370	1,363,302
5.000%	11/20/52	700	698,538
5.000%	12/20/52	549	546,017
5.000%	03/20/53	2,117	2,104,424
5.000%	11/20/54	17,313	17,168,634
5.500%	10/20/32	—(r)	324
5.500%	03/20/34	1	1,152
5.500%	01/20/36	237	244,192
5.500%	08/20/38	4	3,705
5.500%	03/20/48	134	137,899
5.500%	04/20/48	100	103,396
5.500%	05/20/48	91	93,814
5.500%	09/20/48	1	1,105
5.500%	10/20/48	26	26,951
5.500%	11/20/48	130	133,416
5.500%	12/20/48	457	468,626
5.500%	01/20/49	113	115,953
5.500%	03/20/49	141	144,520
5.500%	04/20/49	7	7,605
5.500%	06/20/52	189	192,041
5.500%	04/20/55	5,331	5,371,983
6.000%	12/20/38	379	397,815
6.000%	05/15/40	109	114,789
6.000%	10/20/52	683	700,114
6.000%	11/20/52	1,244	1,275,192
6.000%	02/20/53	7,874	8,066,586
6.000%	04/20/53	6,744	6,900,567
6.000%	09/20/54	3,276	3,335,891
6.500%	03/20/54	4,842	5,038,431
7.000%	02/20/29	2	2,253
Tennessee Valley Authority Generic Strips, Bonds
4.083%(s)	03/15/33	205	149,035
4.148%(s)	09/15/30	138	113,974

Total U.S. Government Agency Obligations (cost $1,655,455,093)			1,648,209,283
U.S. Treasury Obligations — 17.2%
U.S. Treasury Bonds
1.875%	02/15/51(kk)	417,145	231,580,654

A40

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.000%	08/15/51	37,720	$21,470,931
2.375%	05/15/51(kk)	291,400	182,261,594
2.875%	05/15/52	80,150	55,579,016
3.625%	02/15/44	8,725	7,410,797
4.000%	11/15/42(k)	103,160	93,359,800
4.000%	11/15/52	89,900	77,243,766
4.125%	08/15/44	155,625	141,156,738
4.500%	02/15/44	10,775	10,301,910
4.625%	05/15/44	82,095	79,619,323
4.625%	11/15/44	202,815	196,223,512
4.750%	11/15/43	32,900	32,499,031
4.750%	05/15/55	71,385	69,499,990
4.875%	08/15/45	38,780	38,658,812
U.S. Treasury Notes
3.375%	09/15/28	760	752,162
3.500%	01/31/28	42,695	42,454,841
3.750%	11/30/32	278,225	272,312,719
3.875%	03/31/31	310	309,007
3.875%	12/31/32	16,025	15,794,641
4.000%	01/31/33	97,095	96,366,787
U.S. Treasury Strips Coupon
4.568%(s)	11/15/42	920	398,205
4.810%(s)	02/15/41	140	67,315

Total U.S. Treasury Obligations (cost $1,702,559,826)			1,665,321,551

	Shares
Common Stock — 0.1%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica)*(x)	313,445	6,059,989
(cost $380,103)
Preferred Stock — 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica)^*(x)	20,412	261,268
(cost $72,070)

Total Long-Term Investments (cost $9,640,437,729)		9,705,039,270
	Shares	Value

Short-Term Investments — 3.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	252,243,742	$252,243,742
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $109,308,967; includes $108,885,647 of cash collateral for securities on loan)(b)(wb)	109,407,561	109,330,975

Total Short-Term Investments (cost $361,552,709)		361,574,717

TOTAL INVESTMENTS—104.0% (cost $10,001,990,438)		10,066,613,987

Liabilities in excess of other assets(z) — (4.0)%		(386,569,921)

Net Assets — 100.0%		$9,680,044,066

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
GBP	British Pound
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
DB	Deutsche Bank AG
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term

A41

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $16,584,139 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $106,590,394; cash collateral of $108,885,647 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	$87	$87	0.0%
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	58	1	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	72,070	261,268	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	380,103	6,059,989	0.1
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	9,990,000	10,137,828	0.1
Invitation Homes Operating Partnership LP, Gtd. Notes, 2.000%, 08/15/31	12/21/22-10/15/24	1,081,790	1,200,023	0.0
Invitation Homes Operating Partnership LP, Gtd. Notes, 4.875%, 02/01/35	09/23/24	1,023,149	988,087	0.0
Invitation Homes Operating Partnership LP, Gtd. Notes, 5.450%, 08/15/30	01/24/24	509,809	518,342	0.0
Total		$13,057,066	$19,165,625	0.2%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
405	2 Year U.S. Treasury Notes	Jun. 2026	$84,015,351	$(147,188)
2,750	5 Year U.S. Treasury Notes	Jun. 2026	297,494,148	(1,764,034)
226	10 Year U.S. Treasury Notes	Jun. 2026	25,096,595	17,359
3,255	10 Year U.S. Ultra Treasury Notes	Jun. 2026	369,493,376	(5,525,259)
				(7,419,122)
A42

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Futures contracts outstanding at March 31, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
328	5 Year Euro-Bobl	Jun. 2026	$43,761,683	$940,227
107	10 Year Euro-Bund	Jun. 2026	15,507,727	438,562
76	20 Year U.S. Treasury Bonds	Jun. 2026	8,654,500	(130,731)
201	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	23,429,063	43,728
				1,291,786
				$(6,127,336)
Bond forward contract outstanding at March 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contract:
U.S. Treasury Bond
3.375%, 11/15/48	BOA	08/21/26	87,160	$80.46	$70,127,819	$68,217,953	$—	$(1,909,866)
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/26	SSB	GBP	2,617	$3,511,221	$3,463,274	$—	$(47,947)
Euro,
Expiring 04/02/26	MSI	EUR	98,089	113,646,460	113,387,277	—	(259,183)
				$117,157,681	$116,850,551	—	(307,130)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/26	MSI	GBP	2,617	$3,537,501	$3,463,273	$74,228	$—
Expiring 05/12/26	SSB	GBP	2,617	3,510,986	3,463,023	47,963	—
Euro,
Expiring 04/02/26	MSI	EUR	8,480	9,934,119	9,802,799	131,320	—
Expiring 04/02/26	SSB	EUR	89,609	105,899,382	103,584,479	2,314,903	—
Expiring 05/12/26	MSI	EUR	98,089	113,865,298	113,606,891	258,407	—
				$236,747,286	$233,920,465	2,826,821	—
						$2,826,821	$(307,130)
Credit default swap agreements outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	12/20/30	1.000%(Q)	500	$59,328	$25	$59,303	DB
A43

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Dominican Republic (D01)	12/20/30	1.000%(Q)	500	$14,671	$25	$14,646	DB
Emirate of Abu Dhabi (D01)	12/20/30	1.000%(Q)	500	(10,805)	25	(10,830)	DB
Federal Republic of Nigeria (D01)	12/20/30	1.000%(Q)	500	42,631	25	42,606	DB
Federation of Malaysia (D01)	12/20/30	1.000%(Q)	500	(12,230)	25	(12,255)	DB
Federative Republic of Brazil (D01)	12/20/30	1.000%(Q)	2,250	27,291	113	27,178	DB
Kingdom of Bahrain (D01)	12/20/30	1.000%(Q)	500	40,892	25	40,867	DB
Kingdom of Morocco (D01)	12/20/30	1.000%(Q)	500	(2,007)	25	(2,032)	DB
Kingdom of Saudi Arabia (D01)	12/20/30	1.000%(Q)	2,250	(18,945)	113	(19,058)	DB
People’s Republic of China (D01)	12/20/30	1.000%(Q)	2,250	(48,485)	113	(48,598)	DB
Republic of Argentina (D01)	12/20/30	1.000%(Q)	500	97,052	25	97,027	DB
Republic of Chile (D01)	12/20/30	1.000%(Q)	1,000	(17,943)	50	(17,993)	DB
Republic of Colombia (D01)	12/20/30	1.000%(Q)	1,500	70,503	75	70,428	DB
Republic of Indonesia (D01)	12/20/30	1.000%(Q)	1,750	(2,882)	88	(2,970)	DB
Republic of Ivory Coast (D01)	12/20/30	1.000%(Q)	500	40,678	25	40,653	DB
Republic of Panama (D01)	12/20/30	1.000%(Q)	750	5,765	38	5,727	DB
Republic of Peru (D01)	12/20/30	1.000%(Q)	750	(6,510)	38	(6,548)	DB
Republic of Philippines (D01)	12/20/30	1.000%(Q)	750	(4,857)	38	(4,895)	DB
Republic of South Africa (D01)	12/20/30	1.000%(Q)	2,250	80,833	113	80,720	DB
Republic of Turkey (D01)	12/20/30	1.000%(Q)	2,250	172,714	113	172,601	DB
Sultanate of Oman (D01)	12/20/30	1.000%(Q)	500	(2,172)	25	(2,197)	DB
United Mexican States (D01)	12/20/30	1.000%(Q)	2,250	785	113	672	DB
Arab Republic of Egypt (D02)	12/20/30	1.000%(Q)	4,000	474,621	301	474,320	DB
Dominican Republic (D02)	12/20/30	1.000%(Q)	4,000	117,369	301	117,068	DB
Emirate of Abu Dhabi (D02)	12/20/30	1.000%(Q)	4,000	(86,438)	301	(86,739)	DB
Federal Republic of Nigeria (D02)	12/20/30	1.000%(Q)	4,000	341,048	301	340,747	DB
Federation of Malaysia (D02)	12/20/30	1.000%(Q)	4,000	(97,840)	301	(98,141)	DB
Federative Republic of Brazil (D02)	12/20/30	1.000%(Q)	18,000	218,323	1,353	216,970	DB
Kingdom of Bahrain (D02)	12/20/30	1.000%(Q)	4,000	327,135	301	326,834	DB
Kingdom of Morocco (D02)	12/20/30	1.000%(Q)	4,000	(16,055)	301	(16,356)	DB
Kingdom of Saudi Arabia (D02)	12/20/30	1.000%(Q)	18,000	(151,562)	1,353	(152,915)	DB
People’s Republic of China (D02)	12/20/30	1.000%(Q)	18,000	(387,882)	1,353	(389,235)	DB
Republic of Argentina (D02)	12/20/30	1.000%(Q)	4,000	776,416	301	776,115	DB
Republic of Chile (D02)	12/20/30	1.000%(Q)	8,000	(143,540)	601	(144,141)	DB
Republic of Colombia (D02)	12/20/30	1.000%(Q)	12,000	564,026	902	563,124	DB
Republic of Indonesia (D02)	12/20/30	1.000%(Q)	14,000	(23,062)	1,052	(24,114)	DB
Republic of Ivory Coast (D02)	12/20/30	1.000%(Q)	4,000	325,426	301	325,125	DB
Republic of Panama (D02)	12/20/30	1.000%(Q)	6,000	46,115	451	45,664	DB
Republic of Peru (D02)	12/20/30	1.000%(Q)	6,000	(52,081)	451	(52,532)	DB
Republic of Philippines (D02)	12/20/30	1.000%(Q)	6,000	(38,856)	451	(39,307)	DB
Republic of South Africa (D02)	12/20/30	1.000%(Q)	18,000	646,659	1,353	645,306	DB
Republic of Turkey (D02)	12/20/30	1.000%(Q)	18,000	1,381,711	1,353	1,380,358	DB
Sultanate of Oman (D02)	12/20/30	1.000%(Q)	4,000	(17,376)	301	(17,677)	DB
United Mexican States (D02)	12/20/30	1.000%(Q)	18,000	6,274	1,353	4,921	DB
Arab Republic of Egypt (D03)	12/20/30	1.000%(Q)	2,000	237,311	402	236,909	BOA
Dominican Republic (D03)	12/20/30	1.000%(Q)	2,000	58,684	402	58,282	BOA
Emirate of Abu Dhabi (D03)	12/20/30	1.000%(Q)	2,000	(43,219)	402	(43,621)	BOA
Federal Republic of Nigeria (D03)	12/20/30	1.000%(Q)	2,000	170,524	402	170,122	BOA
Federation of Malaysia (D03)	12/20/30	1.000%(Q)	2,000	(48,920)	402	(49,322)	BOA
A44

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D03)	12/20/30	1.000%(Q)	9,000	$109,161	$1,808	$107,353	BOA
Kingdom of Bahrain (D03)	12/20/30	1.000%(Q)	2,000	163,568	402	163,166	BOA
Kingdom of Morocco (D03)	12/20/30	1.000%(Q)	2,000	(8,027)	402	(8,429)	BOA
Kingdom of Saudi Arabia (D03)	12/20/30	1.000%(Q)	9,000	(75,781)	1,808	(77,589)	BOA
People’s Republic of China (D03)	12/20/30	1.000%(Q)	9,000	(193,941)	1,808	(195,749)	BOA
Republic of Argentina (D03)	12/20/30	1.000%(Q)	2,000	388,208	402	387,806	BOA
Republic of Chile (D03)	12/20/30	1.000%(Q)	4,000	(71,770)	804	(72,574)	BOA
Republic of Colombia (D03)	12/20/30	1.000%(Q)	6,000	282,012	1,205	280,807	BOA
Republic of Indonesia (D03)	12/20/30	1.000%(Q)	7,000	(11,532)	1,406	(12,938)	BOA
Republic of Ivory Coast (D03)	12/20/30	1.000%(Q)	2,000	162,713	402	162,311	BOA
Republic of Panama (D03)	12/20/30	1.000%(Q)	3,000	23,058	603	22,455	BOA
Republic of Peru (D03)	12/20/30	1.000%(Q)	3,000	(26,040)	603	(26,643)	BOA
Republic of Philippines (D03)	12/20/30	1.000%(Q)	3,000	(19,428)	603	(20,031)	BOA
Republic of South Africa (D03)	12/20/30	1.000%(Q)	9,000	323,329	1,808	321,521	BOA
Republic of Turkey (D03)	12/20/30	1.000%(Q)	9,000	690,855	1,808	689,047	BOA
Sultanate of Oman (D03)	12/20/30	1.000%(Q)	2,000	(8,688)	402	(9,090)	BOA
United Mexican States (D03)	12/20/30	1.000%(Q)	9,000	3,137	1,808	1,329	BOA
Arab Republic of Egypt (D04)	12/20/30	1.000%(Q)	4,000	474,621	804	473,817	BOA
Dominican Republic (D04)	12/20/30	1.000%(Q)	4,000	117,369	804	116,565	BOA
Emirate of Abu Dhabi (D04)	12/20/30	1.000%(Q)	4,000	(86,438)	804	(87,242)	BOA
Federal Republic of Nigeria (D04)	12/20/30	1.000%(Q)	4,000	341,048	804	340,244	BOA
Federation of Malaysia (D04)	12/20/30	1.000%(Q)	4,000	(97,840)	804	(98,644)	BOA
Federative Republic of Brazil (D04)	12/20/30	1.000%(Q)	18,000	218,322	3,616	214,706	BOA
Kingdom of Bahrain (D04)	12/20/30	1.000%(Q)	4,000	327,135	804	326,331	BOA
Kingdom of Morocco (D04)	12/20/30	1.000%(Q)	4,000	(16,055)	804	(16,859)	BOA
Kingdom of Saudi Arabia (D04)	12/20/30	1.000%(Q)	18,000	(151,563)	3,616	(155,179)	BOA
People’s Republic of China (D04)	12/20/30	1.000%(Q)	18,000	(387,882)	3,616	(391,498)	BOA
Republic of Argentina (D04)	12/20/30	1.000%(Q)	4,000	776,416	804	775,612	BOA
Republic of Chile (D04)	12/20/30	1.000%(Q)	8,000	(143,541)	1,607	(145,148)	BOA
Republic of Colombia (D04)	12/20/30	1.000%(Q)	12,000	564,026	2,411	561,615	BOA
Republic of Indonesia (D04)	12/20/30	1.000%(Q)	14,000	(23,062)	2,813	(25,875)	BOA
Republic of Ivory Coast (D04)	12/20/30	1.000%(Q)	4,000	325,426	804	324,622	BOA
Republic of Panama (D04)	12/20/30	1.000%(Q)	6,000	46,114	1,205	44,909	BOA
Republic of Peru (D04)	12/20/30	1.000%(Q)	6,000	(52,082)	1,205	(53,287)	BOA
Republic of Philippines (D04)	12/20/30	1.000%(Q)	6,000	(38,857)	1,205	(40,062)	BOA
Republic of South Africa (D04)	12/20/30	1.000%(Q)	18,000	646,658	3,616	643,042	BOA
Republic of Turkey (D04)	12/20/30	1.000%(Q)	18,000	1,381,710	3,616	1,378,094	BOA
Sultanate of Oman (D04)	12/20/30	1.000%(Q)	4,000	(17,376)	804	(18,180)	BOA
United Mexican States (D04)	12/20/30	1.000%(Q)	18,000	6,273	3,616	2,657	BOA
Arab Republic of Egypt (D05)	12/20/30	1.000%(Q)	2,000	237,311	858	236,453	BOA
Dominican Republic (D05)	12/20/30	1.000%(Q)	2,000	58,684	858	57,826	BOA
Emirate of Abu Dhabi (D05)	12/20/30	1.000%(Q)	2,000	(43,219)	858	(44,077)	BOA
Federal Republic of Nigeria (D05)	12/20/30	1.000%(Q)	2,000	170,524	858	169,666	BOA
Federation of Malaysia (D05)	12/20/30	1.000%(Q)	2,000	(48,920)	858	(49,778)	BOA
Federative Republic of Brazil (D05)	12/20/30	1.000%(Q)	9,000	109,161	3,860	105,301	BOA
Kingdom of Bahrain (D05)	12/20/30	1.000%(Q)	2,000	163,568	858	162,710	BOA
Kingdom of Morocco (D05)	12/20/30	1.000%(Q)	2,000	(8,027)	858	(8,885)	BOA
Kingdom of Saudi Arabia (D05)	12/20/30	1.000%(Q)	9,000	(75,782)	3,860	(79,642)	BOA
A45

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
People’s Republic of China (D05)	12/20/30	1.000%(Q)	9,000	$(193,942)	$3,860	$(197,802)	BOA
Republic of Argentina (D05)	12/20/30	1.000%(Q)	2,000	388,208	858	387,350	BOA
Republic of Chile (D05)	12/20/30	1.000%(Q)	4,000	(71,770)	1,716	(73,486)	BOA
Republic of Colombia (D05)	12/20/30	1.000%(Q)	6,000	282,013	2,574	279,439	BOA
Republic of Indonesia (D05)	12/20/30	1.000%(Q)	7,000	(11,531)	3,003	(14,534)	BOA
Republic of Ivory Coast (D05)	12/20/30	1.000%(Q)	2,000	162,713	858	161,855	BOA
Republic of Panama (D05)	12/20/30	1.000%(Q)	3,000	23,057	1,287	21,770	BOA
Republic of Peru (D05)	12/20/30	1.000%(Q)	3,000	(26,041)	1,287	(27,328)	BOA
Republic of Philippines (D05)	12/20/30	1.000%(Q)	3,000	(19,428)	1,287	(20,715)	BOA
Republic of South Africa (D05)	12/20/30	1.000%(Q)	9,000	323,329	3,860	319,469	BOA
Republic of Turkey (D05)	12/20/30	1.000%(Q)	9,000	690,855	3,860	686,995	BOA
Sultanate of Oman (D05)	12/20/30	1.000%(Q)	2,000	(8,688)	858	(9,546)	BOA
United Mexican States (D05)	12/20/30	1.000%(Q)	9,000	3,136	3,860	(724)	BOA
Arab Republic of Egypt (D06)	12/20/30	1.000%(Q)	2,000	237,310	1,164	236,146	BOA
Dominican Republic (D06)	12/20/30	1.000%(Q)	2,000	58,684	1,164	57,520	BOA
Emirate of Abu Dhabi (D06)	12/20/30	1.000%(Q)	2,000	(43,220)	1,164	(44,384)	BOA
Federal Republic of Nigeria (D06)	12/20/30	1.000%(Q)	2,000	170,523	1,164	169,359	BOA
Federation of Malaysia (D06)	12/20/30	1.000%(Q)	2,000	(48,921)	1,164	(50,085)	BOA
Federative Republic of Brazil (D06)	12/20/30	1.000%(Q)	9,000	109,161	5,239	103,922	BOA
Kingdom of Bahrain (D06)	12/20/30	1.000%(Q)	2,000	163,567	1,164	162,403	BOA
Kingdom of Morocco (D06)	12/20/30	1.000%(Q)	2,000	(8,028)	1,164	(9,192)	BOA
Kingdom of Saudi Arabia (D06)	12/20/30	1.000%(Q)	9,000	(75,782)	5,239	(81,021)	BOA
People’s Republic of China (D06)	12/20/30	1.000%(Q)	9,000	(193,942)	5,239	(199,181)	BOA
Republic of Argentina (D06)	12/20/30	1.000%(Q)	2,000	388,208	1,164	387,044	BOA
Republic of Chile (D06)	12/20/30	1.000%(Q)	4,000	(71,770)	2,329	(74,099)	BOA
Republic of Colombia (D06)	12/20/30	1.000%(Q)	6,000	282,013	3,493	278,520	BOA
Republic of Indonesia (D06)	12/20/30	1.000%(Q)	7,000	(11,531)	4,075	(15,606)	BOA
Republic of Ivory Coast (D06)	12/20/30	1.000%(Q)	2,000	162,712	1,164	161,548	BOA
Republic of Panama (D06)	12/20/30	1.000%(Q)	3,000	23,057	1,746	21,311	BOA
Republic of Peru (D06)	12/20/30	1.000%(Q)	3,000	(26,041)	1,746	(27,787)	BOA
Republic of Philippines (D06)	12/20/30	1.000%(Q)	3,000	(19,429)	1,746	(21,175)	BOA
Republic of South Africa (D06)	12/20/30	1.000%(Q)	9,000	323,329	5,239	318,090	BOA
Republic of Turkey (D06)	12/20/30	1.000%(Q)	9,000	690,855	5,239	685,616	BOA
Sultanate of Oman (D06)	12/20/30	1.000%(Q)	2,000	(8,688)	1,164	(9,852)	BOA
United Mexican States (D06)	12/20/30	1.000%(Q)	9,000	3,136	5,239	(2,103)	BOA
Arab Republic of Egypt (D07)	12/20/30	1.000%(Q)	4,000	474,621	3,049	471,572	DB
Dominican Republic (D07)	12/20/30	1.000%(Q)	4,000	117,369	3,049	114,320	DB
Emirate of Abu Dhabi (D07)	12/20/30	1.000%(Q)	4,000	(86,438)	3,049	(89,487)	DB
Federal Republic of Nigeria (D07)	12/20/30	1.000%(Q)	4,000	341,048	3,049	337,999	DB
Federation of Malaysia (D07)	12/20/30	1.000%(Q)	4,000	(97,840)	3,049	(100,889)	DB
Federative Republic of Brazil (D07)	12/20/30	1.000%(Q)	18,000	218,322	13,719	204,603	DB
Kingdom of Bahrain (D07)	12/20/30	1.000%(Q)	4,000	327,135	3,049	324,086	DB
Kingdom of Morocco (D07)	12/20/30	1.000%(Q)	4,000	(16,055)	3,049	(19,104)	DB
Kingdom of Saudi Arabia (D07)	12/20/30	1.000%(Q)	18,000	(151,562)	13,719	(165,281)	DB
People’s Republic of China (D07)	12/20/30	1.000%(Q)	18,000	(387,882)	13,719	(401,601)	DB
Republic of Argentina (D07)	12/20/30	1.000%(Q)	4,000	776,416	3,049	773,367	DB
Republic of Chile (D07)	12/20/30	1.000%(Q)	8,000	(143,541)	6,097	(149,638)	DB
Republic of Colombia (D07)	12/20/30	1.000%(Q)	12,000	564,025	9,146	554,879	DB
A46

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Indonesia (D07)	12/20/30	1.000%(Q)	14,000	$(23,063)	$10,670	$(33,733)	DB
Republic of Ivory Coast (D07)	12/20/30	1.000%(Q)	4,000	325,426	3,049	322,377	DB
Republic of Panama (D07)	12/20/30	1.000%(Q)	6,000	46,115	4,573	41,542	DB
Republic of Peru (D07)	12/20/30	1.000%(Q)	6,000	(52,082)	4,573	(56,655)	DB
Republic of Philippines (D07)	12/20/30	1.000%(Q)	6,000	(38,856)	4,573	(43,429)	DB
Republic of South Africa (D07)	12/20/30	1.000%(Q)	18,000	646,659	13,719	632,940	DB
Republic of Turkey (D07)	12/20/30	1.000%(Q)	18,000	1,381,711	13,719	1,367,992	DB
Sultanate of Oman (D07)	12/20/30	1.000%(Q)	4,000	(17,376)	3,049	(20,425)	DB
United Mexican States (D07)	12/20/30	1.000%(Q)	18,000	6,274	13,719	(7,445)	DB
				$19,473,214	$330,104	$19,143,110

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.44.V1 (D01)	12/20/30	1.000%(Q)	25,000		1.471%		$(487,743)		$(3,505)		$(484,238)		DB
CDX.EM.44.V1 (D02)	12/20/30	1.000%(Q)	200,000		1.471%		(3,901,939)		(33,061)		(3,868,878)		DB
CDX.EM.44.V1 (D03)	12/20/30	1.000%(Q)	100,000		1.471%		(1,950,970)		(29,130)		(1,921,840)		BOA
CDX.EM.44.V1 (D04)	12/20/30	1.000%(Q)	200,000		1.471%		(3,901,939)		(58,260)		(3,843,679)		BOA
CDX.EM.44.V1 (D05)	12/20/30	1.000%(Q)	100,000		1.471%		(1,950,969)		(51,976)		(1,898,993)		BOA
CDX.EM.44.V1 (D06)	12/20/30	1.000%(Q)	100,000		1.471%		(1,950,970)		(67,328)		(1,883,642)		BOA
CDX.EM.44.V1 (D07)	12/20/30	1.000%(Q)	200,000		1.471%		(3,901,939)		(170,723)		(3,731,216)		DB
							$(18,046,469)		$(413,983)		$(17,632,486)
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D07).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	31,169	*	$43,006	$(8,612)	$51,618	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	8,730	$(39,290)	$(24,591)	$(14,699)	BARC
Republic of Panama	06/20/28	1.000%(Q)	16,475	(114,920)	(69,601)	(45,319)	DB
				$(154,210)	$(94,192)	$(60,018)

A47

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		13,060	0.415%	$303,529	$303,368	$161	GSI
Altice France SA	06/20/26	5.000%(Q)	EUR	2,000	1.999%	19,321	12,669	6,652	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		3,835	*	52,907	—	52,907	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		5,572	0.184%	34,575	28,590	5,985	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	3,650	0.307%	7,944	6,281	1,663	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)		8,389	0.386%	39,830	40,966	(1,136)	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	4,660	0.366%	26,512	30,972	(4,460)	JPM
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	3,589	0.366%	20,418	21,570	(1,152)	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		3,065	*	24,067	—	24,067	GSI
Canadian Imperial Bank of Commerce	12/20/34	1.200%(Q)		2,000	0.937%	38,394	—	38,394	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		3,570	0.320%	18,645	17,595	1,050	GSI
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	3,087	0.124%	8,183	7,643	540	JPM
European Investment Bank	12/20/26	—%(Q)		16,862	0.040%	(4,804)	(6,064)	1,260	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		4,710	0.485%	6,970	6,050	920	BARC
Federative Republic of Brazil	06/20/27	1.000%(Q)		1,858	0.610%	9,324	10,260	(936)	BARC
Hellenic Republic	12/20/26	1.000%(Q)		9,942	0.066%	70,179	64,572	5,607	BARC
Hellenic Republic	06/20/27	1.000%(Q)		2,875	0.089%	32,524	24,471	8,053	BARC
Hellenic Republic	12/20/27	1.000%(Q)		2,160	0.137%	32,102	23,513	8,589	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		8,431	0.203%	51,140	50,615	525	MSI
Kingdom of Norway	12/20/26	—%(Q)		27,580	0.036%	(7,204)	(9,821)	2,617	BARC
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		4,205	0.375%	7,251	6,692	559	CITI
Kingdom of Spain	06/20/26	—%(Q)	EUR	10,000	0.057%	(1,465)	(509)	(956)	BARC
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	7,027	0.034%	20,265	16,884	3,381	BARC
National Bank of Canada	12/20/26	1.000%(Q)		2,982	0.311%	15,753	15,647	106	CITI
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		11,450	0.249%	22,974	18,559	4,415	BARC
Oracle Corp.	06/20/30	1.000%(Q)		5,660	1.622%	(131,526)	108,860	(240,386)	GSI
Pacific Life	08/20/35	2.500%(Q)		4,600	2.716%	(68,731)	(16)	(68,715)	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		7,820	*	46,694	—	46,694	GSI
Petroleos Mexicanos	06/20/26	1.000%(Q)		1,015	1.886%	(1,660)	(1,356)	(304)	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		650	1.886%	(1,063)	(796)	(267)	BARC
Republic of Argentina	12/20/26	5.000%(Q)		6,600	2.754%	116,413	(49,689)	166,102	MSI
Republic of Chile	06/20/28	1.000%(Q)		2,071	0.349%	29,635	28,433	1,202	BARC
Republic of Columbia	12/20/26	1.000%(Q)		2,155	0.869%	2,743	3,003	(260)	BARC
Republic of France	06/20/27	0.250%(Q)		4,760	0.102%	8,898	7,062	1,836	BARC
Republic of France	12/20/30	0.250%(Q)		8,730	0.310%	(22,016)	(50,642)	28,626	BARC
Republic of Italy	06/20/26	—%(Q)		16,873	0.073%	(2,754)	(2,638)	(116)	BARC
Republic of Italy	06/20/26	1.000%(Q)		12,259	0.073%	29,398	26,292	3,106	BARC
Republic of Italy	06/20/26	1.000%(Q)		6,005	0.073%	14,401	12,871	1,530	BARC
Republic of Italy	06/20/26	—%(Q)		3,494	0.073%	(570)	(858)	288	BARC
Republic of Ivory Coast	03/31/27	2.900%(Q)		210	1.679%	2,736	(16)	2,752	CITI
Republic of Ivory Coast	06/20/27	1.000%(Q)		1,000	1.781%	(9,043)	(1,833)	(7,210)	BARC
Republic of Panama	06/20/26	1.000%(Q)		6,147	0.516%	8,676	6,623	2,053	CITI
Republic of Panama	06/20/27	1.000%(Q)		3,055	0.623%	14,830	20,923	(6,093)	BARC
Republic of Panama	06/20/28	1.000%(Q)		20,000	0.685%	141,175	179,370	(38,195)	BARC
Republic of Panama^	06/20/28	1.000%(Q)		16,475	*	(63,672)	(103,470)	39,798	DB
Republic of Peru	06/20/28	1.000%(Q)		2,138	0.458%	25,566	24,268	1,298	BARC
Republic of Romania	12/20/26	1.000%(Q)		946	0.611%	2,955	3,329	(374)	BOA
A48

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of South Africa	12/20/26	1.000%(Q)		3,022	0.728%	$6,906	$11,936	$(5,030)	BARC
Serbia International Bond	12/20/30	1.000%(Q)		1,224	1.511%	(26,085)	(13,058)	(13,027)	BARC
Siemens AG	06/20/26	1.000%(Q)	EUR	3,836	0.104%	10,362	9,811	551	JPM
Siemens AG	06/20/26	1.000%(Q)	EUR	2,076	0.104%	5,608	4,858	750	GSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		7,422	0.100%	50,528	46,677	3,851	MSI
Slovak Republic	12/20/27	1.000%(Q)		3,455	0.183%	48,660	47,800	860	BARC
Socialist Republic of Vietnam	12/20/27	1.000%(Q)		8,100	0.452%	77,101	81,398	(4,297)	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		9,990	1.662%	(11,377)	(11,006)	(371)	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		4,440	0.200%	27,025	26,026	999	MSI
State of Qatar	12/20/26	1.000%(Q)		4,920	0.244%	28,385	30,614	(2,229)	BARC
Stellantis NV	06/20/26	1.000%(Q)	EUR	3,697	0.296%	8,153	7,721	432	BARC
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	4,766	0.102%	37,670	37,316	354	JPM
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	15,000	0.174%	4,409	5,066	(657)	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		5,705	0.163%	12,535	9,187	3,348	GSI
						$1,272,299	$1,194,589	$77,710
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A49

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreement outstanding at March 31, 2026:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
47,105	08/15/39	3.773%(A)	1 Day SOFR(2)(A)/ 3.680%	$—	$(1,195,513)	$(1,195,513)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at March 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -30bps(T)/ 3.340%	GSI	04/20/26	(227,586)	$10,943,424	$—	$10,943,424
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Portfolio is only required to disclose the top 50.
The following table represents the individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of March 31, 2026, termination date 04/20/2026:
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
J M Smucker Co. (The)	12,160,000	$ 12,922,732	1.24%
Siemens Funding BV	12,160,000	12,654,759	1.22%
QUALCOMM, Inc.	12,160,000	12,637,249	1.22%
United Parcel Service, Inc.	12,160,000	12,566,034	1.21%
Barclays PLC	12,160,000	12,496,204	1.20%
Eli Lilly & Co.	12,160,000	12,395,641	1.19%
Caterpillar, Inc.	12,160,000	12,388,644	1.19%
Cigna Group (The)	12,160,000	12,345,479	1.19%
Brown & Brown, Inc.	12,160,000	12,327,273	1.19%
Comcast Corp.	12,160,000	12,316,423	1.19%
Burlington Northern Santa Fe LLC	12,160,000	12,300,781	1.18%
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.	12,160,000	12,221,222	1.18%
BHP Billiton Finance USA Ltd.	12,160,000	12,204,748	1.18%
Travelers Cos., Inc. (The)	12,160,000	12,202,995	1.18%
Energy Transfer LP	12,160,000	12,182,171	1.17%
Kinder Morgan, Inc.	12,160,000	12,180,801	1.17%
Occidental Petroleum Corp.	12,160,000	12,179,733	1.17%
Targa Resources Corp.	12,160,000	12,176,469	1.17%
NiSource, Inc.	12,160,000	12,158,093	1.17%
Rio Tinto Finance USA PLC	12,160,000	12,141,461	1.17%
Union Pacific Corp.	12,160,000	12,139,659	1.17%
Wynnton Funding Trust II	12,160,000	12,112,792	1.17%
HCA, Inc.	12,160,000	12,110,367	1.17%
AEP Texas, Inc.	12,160,000	12,106,975	1.17%
Merck & Co., Inc.	12,160,000	12,103,517	1.17%
HCA, Inc.	12,160,000	12,101,238	1.17%
A50

AST PGIM FIXED INCOME CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
T-Mobile USA, Inc.	12,160,000	$12,096,148	1.16%
AT&T, Inc.	12,160,000	12,067,312	1.16%
Brookfield Asset Management Ltd.	12,160,000	12,062,314	1.16%
CVS Health Corp.	12,160,000	12,061,867	1.16%
Gilead Sciences, Inc.	12,160,000	12,038,251	1.16%
Athene Holding Ltd.	12,160,000	11,999,642	1.16%
TotalEnergies Capital SA	12,160,000	11,997,532	1.16%
NextEra Energy Capital Holdings, Inc.	12,160,000	11,988,263	1.15%
Steel Dynamics, Inc.	12,160,000	11,973,765	1.15%
Synopsys, Inc.	12,160,000	11,960,484	1.15%
American Water Capital Corp.	12,160,000	11,956,138	1.15%
Waste Management, Inc.	12,160,000	11,872,500	1.14%
Constellation Energy Generation LLC	12,160,000	11,843,046	1.14%
Diamondback Energy, Inc.	12,160,000	11,831,467	1.14%
Takeda Pharmaceutical Co. Ltd.	12,160,000	11,825,216	1.14%
Amgen, Inc.	12,160,000	11,824,735	1.14%
Lowe’s Cos., Inc.	12,160,000	11,798,273	1.14%
Bristol-Myers Squibb Co.	12,160,000	11,779,870	1.13%
Enterprise Products Operating LLC	12,160,000	11,777,769	1.13%
Morgan Stanley	12,160,000	11,762,008	1.13%
AT&T, Inc.	12,160,000	11,759,000	1.13%
ConocoPhillips Co.	12,160,000	11,757,003	1.13%
Citigroup, Inc.	12,160,000	11,736,631	1.13%
UnitedHealth Group, Inc.	12,160,000	11,719,159	1.13%
		$605,161,853
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A51